Baird Aggregate Bond Fund
Schedule of Investments, March 31, 2023 (Unaudited)
		Principal		% of
		Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
1.500%, 02/15/2025		$448,450,000	$427,218,695
0.250%, 05/31/2025		330,125,000	304,617,687
2.875%, 06/15/2025		423,450,000	413,459,227
3.125%, 08/15/2025		294,375,000	288,843,970
4.000%, 02/15/2026		50,000,000	50,177,750
1.125%, 10/31/2026		1,071,925,000	977,670,967
2.000%, 11/15/2026		85,850,000	80,739,242
1.125%, 08/31/2028		1,065,225,000	935,359,095
2.375%, 03/31/2029		462,775,000	432,025,772
3.875%, 12/31/2029		32,675,000	33,264,682
1.250%, 08/15/2031		148,850,000	124,853,752
2.875%, 05/15/2032		932,925,000	887,809,325
1.375%, 11/15/2040		1,036,475,000	713,912,641
2.250%, 05/15/2041		223,700,000	177,657,997
2.375%, 02/15/2042		375,525,000	301,974,906
2.875%, 05/15/2043		1,064,445,000	919,705,431
2.500%, 02/15/2045		1,580,750,000	1,261,327,358
1.250%, 05/15/2050		228,375,000	132,760,809
1.375%, 08/15/2050		427,550,000	256,747,114
2.875%, 05/15/2052		231,900,000	198,383,203
Total U.S. Treasury Securities (Cost $9,861,690,717)			8,918,509,623	23.7%

Other Government Related Securities
Comision Federal de Electricidad,
4.875%, 01/15/2024 (1)(2)		3,423,000	3,378,721
Freeport Indonesia PT,
5.315%, 04/14/2032 (Callable 01/01/2032) (1)(2)		15,000,000	13,966,365
NBN Co. Ltd.:
2.625%, 05/05/2031 (Callable 02/05/2031) (1)(2)		18,625,000	15,620,258
2.500%, 01/08/2032 (Callable 10/08/2031) (1)(2)		46,650,000	38,115,416
Petroleos Mexicanos:
5.950%, 01/28/2031 (Callable 10/28/2030) (1)		558,000	427,038
6.700%, 02/16/2032 (Callable 11/16/2031) (1)		1,020,000	811,933
6.350%, 02/12/2048 (1)		8,500,000	5,227,500
Total Other Government Related Securities (Cost $92,637,965)			77,547,231	0.2%

Corporate Bonds
Industrials
Abbott Laboratories,
4.900%, 11/30/2046 (Callable 05/30/2046)		4,700,000	4,833,307
AbbVie, Inc.:
3.800%, 03/15/2025 (Callable 12/15/2024)		16,425,000	16,157,093
2.950%, 11/21/2026 (Callable 09/21/2026)		9,625,000	9,158,070
4.550%, 03/15/2035 (Callable 09/15/2034)		26,098,000	25,517,755
4.500%, 05/14/2035 (Callable 11/14/2034)		17,395,000	16,861,854
4.300%, 05/14/2036 (Callable 11/14/2035)		6,000,000	5,639,788
4.050%, 11/21/2039 (Callable 05/21/2039)		12,700,000	11,344,071
Adventist Health System:
2.952%, 03/01/2029 (Callable 12/01/2028)		19,250,000	17,115,989
3.630%, 03/01/2049 (Callable 09/01/2048)		9,000,000	6,685,188
Agilent Technologies, Inc.,
2.100%, 06/04/2030 (Callable 03/04/2030)		14,000,000	11,700,036
Air Products and Chemicals, Inc.,
2.700%, 05/15/2040 (Callable 11/15/2039)		10,425,000	8,001,752
Alcon Finance Corp.:
2.750%, 09/23/2026 (Callable 07/23/2026) (1)(2)		14,770,000	13,840,161
3.800%, 09/23/2049 (Callable 03/23/2049) (1)(2)		7,000,000	5,538,284
Allegion PLC,
3.500%, 10/01/2029 (Callable 07/01/2029)		21,494,000	19,419,909
Allegion US Holding Co., Inc.:
3.200%, 10/01/2024 (Callable 08/01/2024)		29,750,000	28,882,126
3.550%, 10/01/2027 (Callable 07/01/2027)		11,975,000	11,179,843
5.411%, 07/01/2032 (Callable 04/01/2032)		12,675,000	12,708,429
Amgen, Inc.:
3.150%, 02/21/2040 (Callable 08/21/2039)		13,350,000	10,471,588
4.400%, 05/01/2045 (Callable 11/01/2044)		12,300,000	10,860,475
4.200%, 02/22/2052 (Callable 08/22/2051)		4,000,000	3,393,749
5.650%, 03/02/2053 (Callable 09/02/2052)		16,925,000	17,613,866
Anglo American Capital PLC:
4.875%, 05/14/2025 (1)(2)		3,376,000	3,358,464
4.750%, 04/10/2027 (1)(2)		10,000,000	9,783,271
4.500%, 03/15/2028 (Callable 12/15/2027) (1)(2)		2,570,000	2,473,131
5.625%, 04/01/2030 (Callable 01/01/2030) (1)(2)		10,439,000	10,502,333
2.625%, 09/10/2030 (Callable 06/10/2030) (1)(2)		35,000,000	29,121,073
Anheuser-Busch InBev Worldwide, Inc.:
4.750%, 01/23/2029 (Callable 10/23/2028) (1)		4,075,000	4,161,463
4.375%, 04/15/2038 (Callable 10/15/2037) (1)		7,000,000	6,647,123
5.450%, 01/23/2039 (Callable 07/23/2038) (1)		20,000,000	20,999,097
4.900%, 02/01/2046 (Callable 08/01/2045) (1)		52,184,000	51,000,071
AP Moller - Maersk A/S:
3.875%, 09/28/2025 (Callable 06/28/2025) (1)(2)		8,900,000	8,690,489
4.500%, 06/20/2029 (Callable 03/20/2029) (1)(2)		8,000,000	7,937,035
Apple, Inc.,
2.650%, 05/11/2050 (Callable 11/11/2049)		10,000,000	7,049,365
AptarGroup, Inc.,
3.600%, 03/15/2032 (Callable 12/15/2031)		7,500,000	6,612,642
ArcelorMittal:
4.550%, 03/11/2026 (1)		13,000,000	12,746,427
6.550%, 11/29/2027 (Callable 10/29/2027) (1)		4,925,000	5,121,769
4.250%, 07/16/2029 (1)		25,000,000	23,699,858
6.800%, 11/29/2032 (Callable 08/29/2032) (1)		25,000,000	26,224,097
7.000%, 10/15/2039 (1)		15,906,000	16,713,369
Ashtead Capital, Inc.:
4.000%, 05/01/2028 (Callable 05/01/2023) (1)(2)		8,010,000	7,440,003
5.500%, 08/11/2032 (Callable 05/11/2032) (1)(2)		10,000,000	9,823,587
5.550%, 05/30/2033 (Callable 02/28/2033) (1)(2)		15,000,000	14,821,631
AT&T, Inc.:
2.550%, 12/01/2033 (Callable 09/01/2033)		22,965,000	18,471,900
4.900%, 08/15/2037 (Callable 02/14/2037)		20,000,000	19,122,545
3.500%, 09/15/2053 (Callable 03/15/2053)		10,000,000	7,260,480
3.550%, 09/15/2055 (Callable 03/15/2055)		60,110,000	43,147,478
3.800%, 12/01/2057 (Callable 06/01/2057)		19,423,000	14,419,830
3.650%, 09/15/2059 (Callable 03/15/2059)		49,359,000	35,271,663
BAE Systems PLC,
1.900%, 02/15/2031 (Callable 11/15/2030) (1)(2)		18,500,000	15,071,217
Bayer US Finance II LLC:
5.500%, 08/15/2025 (1)(2)		14,400,000	14,292,887
4.250%, 12/15/2025 (Callable 10/15/2025) (1)(2)		14,440,000	14,129,527
Bayport Polymers LLC,
4.743%, 04/14/2027 (Callable 03/14/2027) (1)(2)		61,325,000	57,600,068
Becle SAB de,
2.500%, 10/14/2031 (Callable 07/14/2031) (1)(2)		32,375,000	26,287,318
Becton Dickinson and Co.:
3.363%, 06/06/2024 (Callable 04/06/2024)		2,855,000	2,802,305
3.734%, 12/15/2024 (Callable 09/15/2024)		1,094,000	1,069,579
2.823%, 05/20/2030 (Callable 02/20/2030)		15,000,000	13,384,113
4.875%, 05/15/2044 (Callable 11/15/2043)		10,815,000	9,721,032
Bell Canada, Inc.:
4.464%, 04/01/2048 (Callable 10/01/2047) (1)		1,225,000	1,077,437
4.300%, 07/29/2049 (Callable 01/29/2049) (1)		4,123,000	3,533,290
Berry Global, Inc.,
5.500%, 04/15/2028 (Callable 03/15/2028) (2)		12,000,000	11,960,813
Bimbo Bakeries USA, Inc.,
4.000%, 05/17/2051 (Callable 11/17/2050) (1)(2)		20,009,000	15,665,351
Boardwalk Pipelines LP:
4.950%, 12/15/2024 (Callable 09/15/2024)		27,631,000	27,464,638
5.950%, 06/01/2026 (Callable 03/01/2026)		28,506,000	28,918,332
4.450%, 07/15/2027 (Callable 04/15/2027)		14,877,000	14,496,339
4.800%, 05/03/2029 (Callable 02/03/2029)		16,918,000	16,575,879
3.400%, 02/15/2031 (Callable 11/15/2030)		5,825,000	5,068,344
3.600%, 09/01/2032 (Callable 06/01/2032)		25,550,000	21,969,149
Boeing Co.:
2.196%, 02/04/2026 (Callable 05/01/2023)		47,500,000	44,072,299
5.040%, 05/01/2027 (Callable 03/01/2027)		5,140,000	5,177,278
5.150%, 05/01/2030 (Callable 02/01/2030)		26,150,000	26,313,491
Bon Secours Mercy Health, Inc.:
3.464%, 06/01/2030 (Callable 12/01/2029)		8,000,000	7,207,920
3.205%, 06/01/2050 (Callable 12/01/2049)		10,800,000	7,645,288
BorgWarner, Inc.,
5.000%, 10/01/2025 (2)		27,301,000	27,217,127
Boston Scientific Corp.,
1.900%, 06/01/2025 (Callable 05/01/2025)		15,000,000	14,177,634
BP Capital Markets America, Inc.,
4.812%, 02/13/2033 (Callable 11/13/2032) (1)		7,600,000	7,716,765
Bristol-Myers Squibb Co.,
3.700%, 03/15/2052 (Callable 09/15/2051)		10,000,000	8,346,351
British Telecommunications PLC,
9.625%, 12/15/2030 (1)		47,015,000	58,617,483
Broadcom, Inc.:
3.625%, 10/15/2024 (Callable 09/15/2024)		13,075,000	12,729,104
3.150%, 11/15/2025 (Callable 10/15/2025)		23,600,000	22,580,191
4.000%, 04/15/2029 (Callable 02/15/2029) (2)		6,000,000	5,612,533
4.750%, 04/15/2029 (Callable 01/15/2029)		43,900,000	43,341,878
5.000%, 04/15/2030 (Callable 01/15/2030)		11,000,000	10,928,264
4.150%, 11/15/2030 (Callable 08/15/2030)		6,000,000	5,564,466
4.150%, 04/15/2032 (Callable 01/15/2032) (2)		33,000,000	30,069,109
3.137%, 11/15/2035 (Callable 08/15/2035) (2)		12,000,000	9,228,712
3.500%, 02/15/2041 (Callable 08/15/2040) (2)		21,000,000	15,840,217
Broadridge Financial Solutions, Inc.,
2.900%, 12/01/2029 (Callable 09/01/2029)		11,300,000	9,887,878
Bunge Limited Finance Corp.:
1.630%, 08/17/2025 (Callable 07/17/2025)		10,000,000	9,250,702
3.250%, 08/15/2026 (Callable 05/15/2026)		11,550,000	10,949,613
Burlington Northern Santa Fe LLC,
4.150%, 04/01/2045 (Callable 10/01/2044)		3,000,000	2,675,091
Cameron LNG LLC,
3.302%, 01/15/2035 (Callable 09/15/2034) (2)		20,000,000	17,209,368
Campbell Soup Co.,
3.950%, 03/15/2025 (Callable 01/15/2025)		21,325,000	20,942,392
Canadian Natural Resources Ltd.,
6.500%, 02/15/2037 (1)		982,000	1,030,113
Carlisle Companies, Inc.:
3.500%, 12/01/2024 (Callable 10/01/2024)		5,000,000	4,888,279
2.750%, 03/01/2030 (Callable 12/01/2029)		16,000,000	13,645,718
Carrier Global Corp.:
2.242%, 02/15/2025 (Callable 01/15/2025)		1,130,000	1,078,174
2.493%, 02/15/2027 (Callable 12/15/2026)		25,975,000	24,134,009
2.722%, 02/15/2030 (Callable 11/15/2029)		6,861,000	6,002,544
2.700%, 02/15/2031 (Callable 11/15/2030)		18,500,000	15,912,237
3.377%, 04/05/2040 (Callable 10/05/2039)		10,000,000	7,949,063
CCL Industries, Inc.,
3.050%, 06/01/2030 (Callable 03/01/2030) (1)(2)		20,000,000	16,971,745
CDW LLC / CDW Finance Corp.,
2.670%, 12/01/2026 (Callable 11/01/2026)		9,000,000	8,095,660
Celanese US Holdings LLC:
3.500%, 05/08/2024 (Callable 04/08/2024)		10,640,000	10,392,123
6.330%, 07/15/2029 (Callable 05/15/2029)		8,675,000	8,770,511
Cellnex Finance Co.,
3.875%, 07/07/2041 (Callable 04/07/2041) (1)(2)		51,774,000	38,026,450
Celulosa Arauco y Constitucion SA,
3.875%, 11/02/2027 (Callable 08/02/2027) (1)		12,000,000	11,010,000
CF Industries, Inc.,
5.150%, 03/15/2034		3,000,000	2,876,112
Charter Communications Operating LLC:
4.908%, 07/23/2025 (Callable 04/23/2025)		54,750,000	54,203,621
3.750%, 02/15/2028 (Callable 11/15/2027)		5,000,000	4,642,908
5.050%, 03/30/2029 (Callable 12/30/2028)		36,857,000	35,562,260
2.300%, 02/01/2032 (Callable 11/01/2031)		15,525,000	11,829,101
6.384%, 10/23/2035 (Callable 04/23/2035)		37,906,000	37,762,562
3.500%, 06/01/2041 (Callable 12/01/2040)		22,225,000	15,251,959
3.500%, 03/01/2042 (Callable 09/01/2041)		11,050,000	7,465,949
4.400%, 12/01/2061 (Callable 06/01/2061)		24,375,000	16,654,894
Cheniere Corpus Christi Holdings LLC,
5.875%, 03/31/2025 (Callable 10/02/2024)		5,646,000	5,686,367
Church & Dwight Co., Inc.,
5.000%, 06/15/2052 (Callable 12/15/2051)		6,725,000	6,674,503
Cia Cervecerias Unidas SA,
3.350%, 01/19/2032 (Callable 10/19/2031) (1)(2)		25,000,000	21,187,500
Cigna Corp.:
4.125%, 11/15/2025 (Callable 09/15/2025)		3,190,000	3,138,091
4.500%, 02/25/2026 (Callable 11/27/2025)		9,810,000	9,763,087
2.400%, 03/15/2030 (Callable 12/15/2029)		15,000,000	13,010,198
4.800%, 08/15/2038 (Callable 02/15/2038)		5,000,000	4,845,387
CNH Industrial Capital LLC,
1.875%, 01/15/2026 (Callable 12/15/2025) (1)		20,000,000	18,424,725
CNH Industrial NV,
3.850%, 11/15/2027 (Callable 08/15/2027) (1)		23,656,000	22,709,297
Columbia Pipeline Group, Inc.:
4.500%, 06/01/2025 (Callable 03/01/2025) (1)		6,199,000	6,119,577
5.800%, 06/01/2045 (Callable 12/01/2044) (1)		10,776,000	10,886,217
Comcast Corp.:
3.300%, 04/01/2027 (Callable 02/01/2027)		9,125,000	8,769,226
3.200%, 07/15/2036 (Callable 01/15/2036)		6,000,000	5,054,848
3.969%, 11/01/2047 (Callable 05/01/2047)		8,622,000	7,247,864
2.987%, 11/01/2063 (Callable 05/01/2063)		14,646,000	9,496,205
CommonSpirit Health,
3.347%, 10/01/2029 (Callable 04/01/2029)		17,635,000	15,858,402
Conagra Brands, Inc.:
7.125%, 10/01/2026		6,441,000	6,838,038
7.000%, 10/01/2028		4,300,000	4,668,329
5.300%, 11/01/2038 (Callable 05/01/2038)		5,000,000	4,891,478
Corning, Inc.,
4.375%, 11/15/2057 (Callable 05/15/2057)		9,000,000	7,612,215
Cox Communications, Inc.:
3.850%, 02/01/2025 (Callable 11/01/2024) (2)		4,725,000	4,606,263
3.350%, 09/15/2026 (Callable 06/15/2026) (2)		25,300,000	24,065,902
4.800%, 02/01/2035 (Callable 08/01/2034) (2)		14,000,000	13,010,433
3.600%, 06/15/2051 (Callable 12/15/2050) (2)		21,000,000	15,069,605
CSL Finance PLC,
4.050%, 04/27/2029 (Callable 02/27/2029) (2)		7,500,000	7,235,629
CSX Corp.,
4.650%, 03/01/2068 (Callable 09/01/2067)		9,000,000	8,016,887
CVS Health Corp.:
3.625%, 04/01/2027 (Callable 02/01/2027)		3,000,000	2,890,036
3.250%, 08/15/2029 (Callable 05/15/2029)		8,000,000	7,316,251
4.780%, 03/25/2038 (Callable 09/25/2037)		40,059,000	38,187,457
2.700%, 08/21/2040 (Callable 02/21/2040)		5,000,000	3,575,823
5.125%, 07/20/2045 (Callable 01/20/2045)		44,155,000	41,888,096
5.050%, 03/25/2048 (Callable 09/25/2047)		42,300,000	39,571,912
Dell International LLC / EMC Corp.:
6.020%, 06/15/2026 (Callable 03/15/2026)		80,596,000	82,716,883
5.300%, 10/01/2029 (Callable 07/01/2029)		6,000,000	6,045,251
Dentsply Sirona,
3.250%, 06/01/2030 (Callable 03/01/2030)		27,000,000	23,860,401
Deutsche Telekom International Finance BV,
8.750%, 06/15/2030 (1)		8,661,000	10,585,381
Dignity Health,
5.267%, 11/01/2064		2,921,000	2,722,105
Dollar General Corp.,
3.500%, 04/03/2030 (Callable 01/03/2030)		7,000,000	6,429,733
DuPont de Nemours, Inc.:
4.493%, 11/15/2025 (Callable 09/15/2025)		10,000,000	9,984,624
5.319%, 11/15/2038 (Callable 05/15/2038)		29,000,000	29,194,624
DXC Technology Co.:
1.800%, 09/15/2026 (Callable 08/15/2026)		29,000,000	25,436,817
2.375%, 09/15/2028 (Callable 07/15/2028)		65,000,000	55,010,092
Eagle Materials, Inc.,
2.500%, 07/01/2031 (Callable 04/01/2031)		8,700,000	7,125,320
Eastern Gas Transmission & Storage, Inc.:
4.800%, 11/01/2043 (Callable 05/01/2043)		4,017,000	3,509,034
4.600%, 12/15/2044 (Callable 06/15/2044)		3,674,000	3,221,820
Eaton Corp.,
4.700%, 08/23/2052 (Callable 02/23/2052)		6,325,000	6,080,891
Element Fleet Management Corp.,
3.850%, 06/15/2025 (Callable 05/15/2025) (1)(2)		18,492,000	17,653,701
Enbridge Energy Partners LP:
7.500%, 04/15/2038 (1)		4,500,000	5,231,898
7.375%, 10/15/2045 (Callable 04/15/2045) (1)		20,000,000	23,447,555
Energy Transfer LP:
3.900%, 05/15/2024 (Callable 02/15/2024)		5,000,000	4,894,802
3.900%, 07/15/2026 (Callable 04/15/2026)		10,000,000	9,617,242
5.500%, 06/01/2027 (Callable 03/01/2027)		7,019,000	7,094,287
4.000%, 10/01/2027 (Callable 07/01/2027)		2,000,000	1,906,008
5.250%, 04/15/2029 (Callable 01/15/2029)		22,666,000	22,578,546
3.750%, 05/15/2030 (Callable 02/15/2030)		2,775,000	2,560,800
4.900%, 03/15/2035 (Callable 09/15/2034)		4,550,000	4,250,930
6.625%, 10/15/2036		15,094,000	15,865,284
5.800%, 06/15/2038 (Callable 12/15/2037)		9,539,000	9,361,596
7.500%, 07/01/2038		14,114,000	15,855,569
6.050%, 06/01/2041 (Callable 12/01/2040)		1,611,000	1,626,649
6.500%, 02/01/2042 (Callable 08/01/2041)		7,603,000	7,885,166
5.950%, 10/01/2043 (Callable 04/01/2043)		3,550,000	3,396,852
6.125%, 12/15/2045 (Callable 06/15/2045)		5,797,000	5,603,632
5.400%, 10/01/2047 (Callable 04/01/2047)		7,425,000	6,600,266
6.000%, 06/15/2048 (Callable 12/15/2047)		10,000,000	9,555,578
6.250%, 04/15/2049 (Callable 10/15/2048)		3,850,000	3,814,300
Energy Transfer Partners LP,
4.050%, 03/15/2025 (Callable 12/15/2024)		21,190,000	20,783,202
Eni SpA,
4.250%, 05/09/2029 (Callable 02/09/2029) (1)(2)		18,250,000	17,242,260
Enterprise Products Operating LLC:
5.750%, 03/01/2035		4,930,000	4,948,942
3.200%, 02/15/2052 (Callable 08/15/2051)		30,725,000	21,853,734
EQT Corp.:
5.700%, 04/01/2028 (Callable 03/01/2028)		10,000,000	9,989,150
7.000%, 02/01/2030 (Callable 11/01/2029)		5,493,000	5,749,413
EQT Midstream Partners LP:
4.000%, 08/01/2024 (Callable 05/01/2024)		1,123,000	1,079,890
4.125%, 12/01/2026 (Callable 09/01/2026)		10,000,000	9,081,400
Equinix, Inc.:
3.200%, 11/18/2029 (Callable 08/18/2029)		2,000,000	1,785,304
2.150%, 07/15/2030 (Callable 04/15/2030)		7,675,000	6,275,500
ERAC USA Finance LLC,
3.300%, 12/01/2026 (Callable 09/01/2026) (2)		20,225,000	19,085,193
Exxon Mobil Corp.,
2.992%, 03/19/2025 (Callable 02/19/2025)		33,700,000	32,804,914
FedEx Corp.,
4.950%, 10/17/2048 (Callable 04/17/2048)		15,000,000	14,059,596
Ferguson Finance PLC:
4.500%, 10/24/2028 (Callable 07/24/2028) (2)		43,025,000	41,273,064
3.250%, 06/02/2030 (Callable 03/02/2030) (2)		28,100,000	24,380,845
4.650%, 04/20/2032 (Callable 01/20/2032) (2)		28,125,000	26,722,241
Fidelity National Information Services, Inc.:
5.100%, 07/15/2032 (Callable 04/15/2032)		4,500,000	4,381,277
3.100%, 03/01/2041 (Callable 09/01/2040)		7,100,000	4,962,311
4.500%, 08/15/2046 (Callable 02/15/2046)		23,740,000	19,580,481
Fiserv, Inc.:
3.200%, 07/01/2026 (Callable 05/01/2026)		11,650,000	11,057,672
4.200%, 10/01/2028 (Callable 07/01/2028)		5,000,000	4,851,227
3.500%, 07/01/2029 (Callable 04/01/2029)		4,307,000	3,997,697
2.650%, 06/01/2030 (Callable 03/01/2030)		28,900,000	24,948,568
4.400%, 07/01/2049 (Callable 01/01/2049)		11,000,000	9,398,157
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031 (Callable 12/30/2030) (2)		16,000,000	13,152,539
Flex Ltd.:
3.750%, 02/01/2026 (Callable 01/01/2026)		15,000,000	14,404,506
6.000%, 01/15/2028 (Callable 12/15/2027)		20,000,000	20,492,237
4.875%, 06/15/2029 (Callable 03/15/2029)		30,627,000	29,656,468
4.875%, 05/12/2030 (Callable 02/12/2030)		21,830,000	21,245,728
FLIR Systems, Inc.,
2.500%, 08/01/2030 (Callable 05/01/2030)		7,000,000	5,891,083
Florida Gas Transmission Co. LLC,
2.550%, 07/01/2030 (Callable 04/01/2030) (2)		18,500,000	15,703,531
Flowserve Corp.,
2.800%, 01/15/2032 (Callable 10/15/2031)		9,625,000	7,635,429
FMC Corp.:
4.100%, 02/01/2024 (Callable 11/01/2023)		46,920,000	46,339,915
3.200%, 10/01/2026 (Callable 08/01/2026)		5,000,000	4,724,792
Ford Motor Credit Co. LLC:
5.584%, 03/18/2024 (Callable 02/18/2024)		9,350,000	9,255,191
3.664%, 09/08/2024		5,565,000	5,339,531
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029 (Callable 06/15/2029)		15,000,000	13,354,497
Freeport-McMoRan, Inc.:
4.250%, 03/01/2030 (Callable 03/01/2025)		8,000,000	7,400,926
4.625%, 08/01/2030 (Callable 08/01/2025)		5,000,000	4,722,741
5.450%, 03/15/2043 (Callable 09/15/2042)		8,750,000	8,184,625
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (Callable 07/17/2024) (1)(2)		14,530,000	14,358,211
Fresenius Medical Care US Finance III, Inc.:
1.875%, 12/01/2026 (Callable 11/01/2026) (1)(2)		4,200,000	3,647,704
3.750%, 06/15/2029 (Callable 03/15/2029) (1)(2)		24,200,000	20,931,707
2.375%, 02/16/2031 (Callable 11/16/2030) (1)(2)		25,000,000	18,799,382
3.000%, 12/01/2031 (Callable 09/01/2031) (1)(2)		10,000,000	7,733,316
GE Capital Funding LLC,
4.550%, 05/15/2032 (Callable 02/15/2032)		10,716,000	10,503,462
General Motors Co.,
6.125%, 10/01/2025 (Callable 09/01/2025)		21,479,000	21,884,548
General Motors Financial Co., Inc.:
2.900%, 02/26/2025 (Callable 01/26/2025)		13,000,000	12,407,133
6.050%, 10/10/2025		22,125,000	22,486,284
1.250%, 01/08/2026 (Callable 12/08/2025)		19,000,000	17,108,545
2.350%, 02/26/2027 (Callable 01/26/2027)		11,000,000	9,846,136
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024)		59,575,000	57,727,707
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (Callable 03/10/2026)		25,000,000	22,974,443
Gilead Sciences, Inc.,
4.600%, 09/01/2035 (Callable 03/01/2035)		4,600,000	4,555,623
Glencore Finance (Canada) Ltd.,
5.550%, 10/25/2042 (1)(2)		5,000,000	4,792,201
Glencore Funding LLC:
4.625%, 04/29/2024 (1)(2)		35,620,000	35,213,662
4.000%, 04/16/2025 (1)(2)		4,450,000	4,341,746
4.000%, 03/27/2027 (Callable 12/27/2026) (1)(2)		25,550,000	24,602,455
3.875%, 10/27/2027 (Callable 07/27/2027) (1)(2)		2,000,000	1,888,324
4.875%, 03/12/2029 (Callable 12/12/2028) (1)(2)		11,000,000	10,869,467
2.500%, 09/01/2030 (Callable 06/01/2030) (1)(2)		61,437,000	51,468,797
3.875%, 04/27/2051 (Callable 10/27/2050) (1)(2)		6,000,000	4,591,158
3.375%, 09/23/2051 (Callable 03/23/2051) (1)(2)		6,000,000	4,170,922
Global Payments, Inc.:
4.800%, 04/01/2026 (Callable 01/01/2026)		13,830,000	13,546,499
3.200%, 08/15/2029 (Callable 05/15/2029)		7,500,000	6,597,163
2.900%, 05/15/2030 (Callable 02/15/2030)		14,467,000	12,250,331
Grupo Bimbo SAB de CV:
3.875%, 06/27/2024 (1)(2)		18,220,000	17,880,967
4.875%, 06/27/2044 (1)(2)		8,250,000	7,456,470
4.700%, 11/10/2047 (Callable 05/10/2047) (1)(2)		25,000,000	22,060,313
4.000%, 09/06/2049 (1)(2)		7,300,000	5,785,218
Gulfstream Natural Gas System LLC,
4.600%, 09/15/2025 (Callable 06/15/2025) (2)		5,000,000	4,883,826
HCA, Inc.:
5.250%, 04/15/2025		30,686,000	30,666,273
4.500%, 02/15/2027 (Callable 08/15/2026)		15,000,000	14,646,657
4.125%, 06/15/2029 (Callable 03/15/2029)		15,000,000	14,051,005
3.500%, 09/01/2030 (Callable 03/01/2030)		14,405,000	12,830,389
3.625%, 03/15/2032 (Callable 12/15/2031) (2)		16,000,000	14,104,488
4.625%, 03/15/2052 (Callable 09/15/2051) (2)		20,000,000	16,605,839
HF Sinclair Corp.,
4.500%, 10/01/2030 (Callable 07/01/2030)		5,000,000	4,526,279
HP, Inc.:
2.200%, 06/17/2025 (Callable 05/17/2025)		15,000,000	14,137,988
3.000%, 06/17/2027 (Callable 04/17/2027)		35,000,000	32,606,504
Hubbell, Inc.,
3.150%, 08/15/2027 (Callable 05/15/2027)		11,700,000	11,049,212
Huntington Ingalls Industries, Inc.,
2.043%, 08/16/2028 (Callable 06/16/2028)		35,513,000	30,440,357
Hutchison Whampoa International Ltd.,
3.625%, 10/31/2024 (1)(2)		7,850,000	7,700,929
Hyundai Capital America:
1.250%, 09/18/2023 (1)(2)		14,000,000	13,709,517
3.400%, 06/20/2024 (1)(2)		19,025,000	18,600,872
1.800%, 10/15/2025 (Callable 09/15/2025) (1)(2)		3,000,000	2,752,020
1.300%, 01/08/2026 (Callable 12/08/2025) (1)(2)		10,000,000	8,980,047
1.650%, 09/17/2026 (Callable 08/17/2026) (1)(2)		22,550,000	19,960,973
Infor, Inc.,
1.750%, 07/15/2025 (Callable 06/15/2025) (2)		17,375,000	15,877,039
Ingersoll-Rand Luxembourg Finance SA,
4.500%, 03/21/2049 (Callable 09/21/2048)		10,000,000	8,740,710
Ingredion, Inc.,
2.900%, 06/01/2030 (Callable 03/01/2030)		26,775,000	23,507,026
Intel Corp.:
5.200%, 02/10/2033 (Callable 11/10/2032)		5,000,000	5,092,455
4.900%, 08/05/2052 (Callable 02/05/2052)		10,000,000	9,317,449
5.700%, 02/10/2053 (Callable 08/10/2052)		7,175,000	7,322,767
International Business Machines Corp.,
4.150%, 05/15/2039		11,325,000	10,034,524
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027 (Callable 08/15/2027) (2)		10,000,000	8,487,800
JAB Holdings BV:
2.200%, 11/23/2030 (Callable 08/23/2030) (1)(2)		18,925,000	15,040,958
4.500%, 04/08/2052 (Callable 10/08/2051) (1)(2)		20,750,000	15,859,102
Jacobs Engineering Group, Inc.,
5.900%, 03/01/2033 (Callable 12/01/2032)		16,784,000	16,801,414
JBS USA Lux SA / JBS USA Food Co. / JBS USA Finance, Inc.:
3.000%, 02/02/2029 (Callable 12/02/2028) (2)		10,000,000	8,518,500
3.000%, 05/15/2032 (Callable 02/15/2032) (2)		18,525,000	14,508,965
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.,
5.750%, 04/01/2033 (Callable 01/01/2033) (2)		30,975,000	29,581,125
JM Smucker Co.:
3.500%, 03/15/2025		5,000,000	4,876,470
2.375%, 03/15/2030 (Callable 12/15/2029)		9,125,000	7,870,969
Johnson Controls International PLC:
3.900%, 02/14/2026 (Callable 11/14/2025)		3,645,000	3,549,886
6.000%, 01/15/2036		892,000	951,806
4.500%, 02/15/2047 (Callable 08/15/2046)		4,400,000	3,873,430
4.950%, 07/02/2064 (Callable 01/02/2064) (7)		4,029,000	3,640,292
Kansas City Southern:
4.700%, 05/01/2048 (Callable 11/01/2047) (1)		10,075,000	9,225,916
3.500%, 05/01/2050 (Callable 11/01/2049) (1)		12,000,000	9,066,273
Kellogg Co.,
2.100%, 06/01/2030 (Callable 03/01/2030)		20,000,000	16,740,400
Keurig Dr Pepper, Inc.,
3.950%, 04/15/2029 (Callable 02/15/2029)		17,650,000	16,920,946
Keysight Technologies, Inc.,
4.600%, 04/06/2027 (Callable 01/06/2027)		36,562,000	36,137,743
Kimberly-Clark de Mexico SAB de CV,
2.431%, 07/01/2031 (Callable 04/01/2031) (1)(2)		19,321,000	16,061,826
Kinder Morgan Energy Partners LP:
4.300%, 05/01/2024 (Callable 02/01/2024)		10,000,000	9,900,399
7.300%, 08/15/2033		8,103,000	9,053,435
5.800%, 03/15/2035		2,150,000	2,188,023
6.500%, 02/01/2037		6,400,000	6,758,928
6.950%, 01/15/2038		14,008,000	15,650,907
6.500%, 09/01/2039		5,359,000	5,609,144
7.500%, 11/15/2040		7,917,000	8,906,767
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (Callable 08/15/2023) (2)		5,017,000	5,012,329
8.050%, 10/15/2030		3,670,000	4,185,542
7.800%, 08/01/2031		16,745,000	19,178,835
7.750%, 01/15/2032		44,035,000	51,201,669
Kinross Gold Corp.,
6.875%, 09/01/2041 (Callable 03/01/2041) (1)		3,000,000	3,169,023
Kraft Heinz Foods Co.:
3.000%, 06/01/2026 (Callable 03/01/2026)		9,249,000	8,834,963
5.000%, 07/15/2035 (Callable 01/15/2035)		10,613,000	10,620,567
7.125%, 08/01/2039 (2)		1,425,000	1,629,001
Kyndryl Holdings, Inc.:
2.050%, 10/15/2026 (Callable 09/15/2026)		17,000,000	14,771,631
2.700%, 10/15/2028 (Callable 08/15/2028)		35,000,000	29,301,690
L3Harris Technologies, Inc.,
3.832%, 04/27/2025 (Callable 01/27/2025)		5,000,000	4,870,239
Lafarge SA,
7.125%, 07/15/2036		13,596,000	15,067,175
Leidos, Inc.:
3.625%, 05/15/2025 (Callable 04/15/2025)		12,925,000	12,589,031
4.375%, 05/15/2030 (Callable 02/15/2030)		47,279,000	44,541,720
2.300%, 02/15/2031 (Callable 11/15/2030)		8,175,000	6,633,446
5.750%, 03/15/2033 (Callable 12/15/2032)		23,000,000	23,506,944
Lowe`s Companies, Inc.,
5.750%, 07/01/2053 (Callable 01/01/2053)		3,450,000	3,515,501
Lundin Energy Finance BV,
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)		16,875,000	15,180,306
LYB International Finance III LLC,
2.250%, 10/01/2030 (Callable 07/01/2030)		5,925,000	4,895,387
Magellan Midstream Partners LP:
3.200%, 03/15/2025 (Callable 12/15/2024)		5,000,000	4,804,746
3.950%, 03/01/2050 (Callable 09/01/2049)		5,100,000	3,852,454
Marathon Petroleum Corp.:
3.625%, 09/15/2024 (Callable 06/15/2024)		1,600,000	1,576,071
4.750%, 09/15/2044 (Callable 03/15/2044)		1,500,000	1,292,372
Marriott International, Inc.:
5.000%, 10/15/2027 (Callable 09/15/2027)		12,950,000	12,976,784
4.900%, 04/15/2029 (Callable 03/15/2029)		10,000,000	9,912,372
Marshfield Clinic Health System, Inc.,
2.703%, 02/15/2030 (Callable 08/15/2029)(Insured by AGM)		23,125,000	19,850,890
Martin Marietta Materials, Inc.:
2.500%, 03/15/2030 (Callable 12/15/2029)		6,200,000	5,266,082
6.250%, 05/01/2037		893,000	930,716
McDonald’s Corp.,
3.300%, 07/01/2025 (Callable 06/01/2025)		3,000,000	2,937,646
Mercedes-Benz Finance North America LLC,
5.250%, 11/29/2027 (1)(2)		8,225,000	8,420,195
Microsoft Corp.:
2.921%, 03/17/2052 (Callable 09/17/2051)		3,125,000	2,375,538
3.950%, 08/08/2056 (Callable 02/08/2056)		9,903,000	8,941,405
2.675%, 06/01/2060 (Callable 12/01/2059)		2,097,000	1,447,589
Midwest Connector Capital Co. LLC,
4.625%, 04/01/2029 (Callable 01/01/2029) (2)		26,022,000	24,389,500
Mohawk Industries, Inc.,
3.625%, 05/15/2030 (Callable 02/15/2030)		10,000,000	9,064,353
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)		9,365,000	9,005,106
Molson Coors Beverage Co.,
3.000%, 07/15/2026 (Callable 04/15/2026)		9,889,000	9,337,404
Mosaic Co.:
5.450%, 11/15/2033 (Callable 05/15/2033)		2,000,000	2,010,532
4.875%, 11/15/2041 (Callable 05/15/2041)		5,000,000	4,489,574
MPLX LP:
4.000%, 02/15/2025 (Callable 11/15/2024)		6,000,000	5,870,343
4.875%, 06/01/2025 (Callable 03/01/2025)		18,665,000	18,528,280
1.750%, 03/01/2026 (Callable 02/01/2026)		17,125,000	15,628,491
4.125%, 03/01/2027 (Callable 12/01/2026)		11,700,000	11,341,444
2.650%, 08/15/2030 (Callable 05/15/2030)		22,125,000	18,762,460
5.000%, 03/01/2033 (Callable 12/01/2032)		10,000,000	9,785,703
4.500%, 04/15/2038 (Callable 10/15/2037)		8,725,000	7,755,666
Mylan, Inc.:
4.550%, 04/15/2028 (Callable 01/15/2028)		16,705,000	16,023,455
5.200%, 04/15/2048 (Callable 10/15/2047)		9,000,000	7,095,079
Netflix, Inc.,
5.875%, 02/15/2025		5,000,000	5,100,000
Norfolk Southern Corp.,
3.050%, 05/15/2050 (Callable 11/15/2049)		17,000,000	11,765,933
Nova Southeastern University, Inc.,
4.809%, 04/01/2053		7,200,000	6,254,637
Nutrien Ltd.,
4.200%, 04/01/2029 (Callable 01/01/2029) (1)		7,000,000	6,742,222
nVent Finance Sarl,
4.550%, 04/15/2028 (Callable 01/15/2028)		32,634,000	30,985,744
NXP BV / NXP Funding LLC / NXP USA, Inc.,
2.650%, 02/15/2032 (Callable 11/15/2031) (1)		10,000,000	8,199,395
Occidental Petroleum Corp.:
7.500%, 05/01/2031		7,170,000	7,907,793
7.875%, 09/15/2031		6,320,000	7,098,687
Ochsner LSU Health System of North Louisiana,
2.510%, 05/15/2031 (Callable 11/15/2030)		26,620,000	19,922,774
OCI NV,
6.700%, 03/16/2033 (Callable 12/16/2032) (1)(2)		10,000,000	9,975,178
ONEOK, Inc.,
2.750%, 09/01/2024 (Callable 08/01/2024)		1,200,000	1,160,824
Oracle Corp.:
2.800%, 04/01/2027 (Callable 02/01/2027)		26,225,000	24,382,477
6.250%, 11/09/2032 (Callable 08/09/2032)		18,000,000	19,359,926
3.850%, 07/15/2036 (Callable 01/15/2036)		7,500,000	6,409,854
4.500%, 07/08/2044 (Callable 01/08/2044)		3,000,000	2,506,086
4.000%, 11/15/2047 (Callable 05/15/2047)		10,250,000	7,818,259
3.950%, 03/25/2051 (Callable 09/25/2050)		3,300,000	2,483,176
6.900%, 11/09/2052 (Callable 05/09/2052)		47,675,000	53,437,301
Orange SA,
9.000%, 03/01/2031 (1)		29,044,000	36,464,761
Otis Worldwide Corp.,
3.362%, 02/15/2050 (Callable 08/15/2049)		3,025,000	2,244,873
PeaceHealth Obligated Group,
3.218%, 11/15/2050 (Callable 05/15/2050)		7,200,000	5,108,626
Penske Truck Leasing Co.:
2.700%, 11/01/2024 (Callable 10/01/2024) (2)		5,275,000	5,047,177
4.000%, 07/15/2025 (Callable 06/15/2025) (2)		31,150,000	30,171,288
5.875%, 11/15/2027 (Callable 10/15/2027) (2)		12,000,000	12,253,978
5.550%, 05/01/2028 (Callable 04/01/2028) (2)		10,000,000	9,982,945
3.350%, 11/01/2029 (Callable 08/01/2029) (2)		2,199,000	1,934,833
PerkinElmer, Inc.:
3.300%, 09/15/2029 (Callable 06/15/2029)		24,200,000	21,596,930
3.625%, 03/15/2051 (Callable 09/15/2050)		12,000,000	8,783,187
Perrigo Finance Unlimited Co.:
4.375%, 03/15/2026 (Callable 12/15/2025)		4,875,000	4,666,495
4.400%, 06/15/2030 (Callable 03/15/2030)		10,000,000	8,976,925
Phillips 66 Co.:
3.605%, 02/15/2025 (Callable 11/15/2024) (2)		3,000,000	2,914,443
3.850%, 04/09/2025 (Callable 03/09/2025)		8,000,000	7,825,580
3.550%, 10/01/2026 (Callable 07/01/2026) (2)		7,000,000	6,676,389
3.150%, 12/15/2029 (Callable 09/15/2029) (2)		12,000,000	10,828,099
2.150%, 12/15/2030 (Callable 09/15/2030)		12,000,000	9,902,600
5.875%, 05/01/2042		6,000,000	6,356,711
4.875%, 11/15/2044 (Callable 05/15/2044)		26,130,000	24,448,535
Plains All American Pipeline LP / PAA Finance Corp.,
3.550%, 12/15/2029 (Callable 09/15/2029)		10,000,000	8,940,501
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)		33,267,000	30,040,582
Quanta Services, Inc.,
2.900%, 10/01/2030 (Callable 07/01/2030)		8,275,000	7,135,662
Raytheon Technologies Corp.:
3.500%, 03/15/2027 (Callable 12/15/2026)		9,578,000	9,262,356
2.250%, 07/01/2030 (Callable 04/01/2030)		24,375,000	20,879,827
4.350%, 04/15/2047 (Callable 10/15/2046)		9,175,000	8,309,495
3.125%, 07/01/2050 (Callable 01/01/2050)		6,000,000	4,473,383
Regal Rexnord Corp.,
6.400%, 04/15/2033 (Callable 01/15/2033) (2)		15,129,000	15,138,347
Reliance Industries Ltd.,
2.875%, 01/12/2032 (1)(2)		26,000,000	21,607,947
Reliance Steel & Aluminum Co.:
2.150%, 08/15/2030 (Callable 05/15/2030)		10,000,000	8,395,283
6.850%, 11/15/2036		1,650,000	1,781,278
Republic Services, Inc.,
5.000%, 04/01/2034 (Callable 01/01/2034)		10,000,000	10,188,246
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 (1)		446,000	473,656
Roche Holdings, Inc.,
2.607%, 12/13/2051 (Callable 06/13/2051) (2)		7,000,000	4,888,663
Rogers Communications, Inc.:
3.800%, 03/15/2032 (Callable 12/15/2031) (1)(2)		13,000,000	11,666,854
4.500%, 03/15/2042 (Callable 09/15/2041) (1)(2)		8,750,000	7,540,638
5.450%, 10/01/2043 (Callable 04/01/2043) (1)		16,560,000	15,605,512
RPM International, Inc.,
2.950%, 01/15/2032 (Callable 10/15/2031)		7,350,000	5,970,062
Ryder System, Inc.,
5.650%, 03/01/2028 (Callable 02/01/2028)		14,110,000	14,295,986
Sabine Pass Liquefaction LLC:
5.625%, 03/01/2025 (Callable 12/01/2024)		32,000,000	32,203,142
5.875%, 06/30/2026 (Callable 12/31/2025)		60,000,000	61,230,594
4.500%, 05/15/2030 (Callable 11/15/2029)		43,842,000	42,291,024
5.900%, 09/15/2037 (Callable 03/15/2037) (2)		10,000,000	10,228,884
Samarco Mineracao SA,
5.750%, 10/24/2023 (1)(2)(9)		4,463,000	1,686,121
Santos Finance Ltd.,
3.649%, 04/29/2031 (Callable 01/29/2031) (1)(2)		9,000,000	7,516,725
Seagate HDD Cayman,
4.750%, 06/01/2023		7,500,000	7,463,400
Shell International Finance BV:
3.250%, 05/11/2025 (1)		5,725,000	5,595,817
4.125%, 05/11/2035 (1)		10,000,000	9,574,674
Sherwin-Williams Co.,
4.500%, 06/01/2047 (Callable 12/01/2046)		9,000,000	7,938,492
SK Hynix, Inc.,
1.500%, 01/19/2026 (1)(2)		21,852,000	19,418,124
SK Telecom Co. Ltd.,
6.625%, 07/20/2027 (1)(2)		1,339,000	1,428,177
Smith & Nephew PLC,
2.032%, 10/14/2030 (Callable 07/14/2030) (1)		14,575,000	11,816,773
Smithfield Foods, Inc.:
3.000%, 10/15/2030 (Callable 07/15/2030) (1)(2)		10,000,000	7,978,901
2.625%, 09/13/2031 (Callable 06/13/2031) (1)(2)		20,000,000	15,116,003
Sodexo, Inc.,
1.634%, 04/16/2026 (Callable 03/16/2026) (1)(2)		7,000,000	6,340,378
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)		61,307,000	59,711,318
Southern Copper Corp.,
7.500%, 07/27/2035 (1)		5,000,000	5,825,500
Spectra Energy Partners LP,
4.500%, 03/15/2045 (Callable 09/15/2044) (1)		12,000,000	10,088,414
Stanley Black & Decker, Inc.,
6.000%, 03/06/2028 (Callable 02/06/2028)		10,000,000	10,306,464
Steel Dynamics, Inc.:
2.400%, 06/15/2025 (Callable 05/15/2025)		5,000,000	4,716,225
3.250%, 01/15/2031 (Callable 10/15/2030)		7,000,000	6,231,081
Stellantis Finance US, Inc.:
1.711%, 01/29/2027 (Callable 12/29/2026) (2)		8,175,000	7,232,744
5.625%, 01/12/2028 (Callable 12/12/2027) (2)		5,575,000	5,704,786
STERIS Irish FinCo Unlimited Co.,
3.750%, 03/15/2051 (Callable 09/15/2050)		7,500,000	5,513,955
Suntory Holdings Ltd.,
2.250%, 10/16/2024 (Callable 09/16/2024) (1)(2)		8,500,000	8,090,765
Synnex Corporation,
1.750%, 08/09/2026 (Callable 07/09/2026)		34,843,000	30,524,680
Sysco Corp.:
3.300%, 07/15/2026 (Callable 04/15/2026)		11,550,000	11,093,574
5.950%, 04/01/2030 (Callable 01/01/2030)		4,000,000	4,241,525
6.600%, 04/01/2050 (Callable 10/01/2049)		12,455,000	14,208,352
3.150%, 12/14/2051 (Callable 06/14/2051)		9,000,000	6,289,001
Takeda Pharmaceutical Co. Ltd.,
3.175%, 07/09/2050 (Callable 01/09/2050) (1)		10,000,000	7,142,756
Targa Resources Corp.:
5.200%, 07/01/2027 (Callable 06/01/2027)		15,000,000	14,874,576
6.125%, 03/15/2033 (Callable 12/15/2032)		22,200,000	22,988,426
TC PipeLines LP:
4.375%, 03/13/2025 (Callable 12/13/2024) (1)		31,115,000	30,578,220
3.900%, 05/25/2027 (Callable 02/25/2027) (1)		30,327,000	29,259,953
Telecom Italia Capital SA,
7.200%, 07/18/2036 (1)		5,475,000	4,953,397
Telefonica Emisiones SA:
4.665%, 03/06/2038 (1)		4,000,000	3,501,829
5.213%, 03/08/2047 (1)		18,100,000	15,835,553
4.895%, 03/06/2048 (1)		29,050,000	24,174,317
5.520%, 03/01/2049 (Callable 09/01/2048) (1)		18,775,000	16,980,735
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 07/21/2023 (1)		2,224,000	2,196,932
3.150%, 10/01/2026 (1)		15,000,000	13,575,000
Textron, Inc.,
3.000%, 06/01/2030 (Callable 03/01/2030)		19,675,000	17,576,874
Time Warner Cable LLC:
6.550%, 05/01/2037		893,000	880,224
6.750%, 06/15/2039		2,767,000	2,725,343
Timken Co.:
3.875%, 09/01/2024 (Callable 06/01/2024)		11,255,000	10,985,749
4.500%, 12/15/2028 (Callable 09/15/2028)		6,550,000	6,388,740
T-Mobile USA, Inc.:
3.375%, 04/15/2029 (Callable 04/15/2024)		10,350,000	9,435,965
3.875%, 04/15/2030 (Callable 01/15/2030)		119,330,000	111,968,969
2.550%, 02/15/2031 (Callable 11/15/2030)		20,000,000	16,951,824
3.500%, 04/15/2031 (Callable 04/15/2026)		7,000,000	6,294,179
4.375%, 04/15/2040 (Callable 10/15/2039)		24,900,000	22,315,873
5.650%, 01/15/2053 (Callable 07/15/2052)		13,000,000	13,314,825
3.600%, 11/15/2060 (Callable 05/15/2060)		19,500,000	13,898,991
Trane Technologies Financing Ltd.,
5.250%, 03/03/2033 (Callable 12/03/2032)		11,625,000	12,016,027
TransCanada PipeLines Ltd.:
6.200%, 10/15/2037 (1)		8,400,000	8,857,748
7.625%, 01/15/2039 (1)		21,077,000	25,032,993
Transcontinental Gas Pipe Line Co. LLC:
7.250%, 12/01/2026		3,500,000	3,665,859
4.600%, 03/15/2048 (Callable 09/15/2047)		5,150,000	4,521,159
Triton Container International Ltd.:
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)		20,000,000	17,749,843
3.250%, 03/15/2032 (Callable 12/15/2031) (1)		10,000,000	7,889,759
TSMC Arizona Corp.:
3.125%, 10/25/2041 (Callable 04/25/2041) (1)		3,000,000	2,410,597
4.500%, 04/22/2052 (Callable 10/22/2051) (1)		23,225,000	22,425,208
TTX Co.:
3.600%, 01/15/2025 (2)		5,000,000	4,866,358
3.900%, 02/01/2045 (Callable 08/01/2044) (2)		13,250,000	11,024,174
4.600%, 02/01/2049 (Callable 08/01/2048) (2)		8,325,000	7,668,177
Tyson Foods, Inc.,
5.100%, 09/23/2048 (Callable 03/28/2048)		10,000,000	9,425,719
United Rentals North America, Inc.,
6.000%, 12/15/2029 (Callable 12/15/2025) (2)		15,000,000	15,206,550
Universal Health Services, Inc.:
1.650%, 09/01/2026 (Callable 08/01/2026)		24,000,000	21,115,814
2.650%, 10/15/2030 (Callable 07/15/2030)		10,000,000	8,017,890
UPMC,
3.600%, 04/03/2025		45,000,000	43,826,631
Utah Acquisition Sub, Inc.,
3.950%, 06/15/2026 (Callable 03/15/2026)		37,757,000	35,961,154
Vale Overseas Ltd.:
3.750%, 07/08/2030 (Callable 04/08/2030) (1)		28,721,000	25,741,644
8.250%, 01/17/2034 (1)		13,526,000	15,727,079
6.875%, 11/21/2036 (1)		45,171,000	47,225,648
6.875%, 11/10/2039 (1)		16,643,000	17,244,762
Valero Energy Corp.:
2.150%, 09/15/2027 (Callable 07/15/2027)		14,150,000	12,778,971
4.000%, 04/01/2029 (Callable 01/01/2029)		15,475,000	14,905,607
6.625%, 06/15/2037		2,100,000	2,296,777
Var Energi ASA:
5.000%, 05/18/2027 (Callable 04/18/2027) (1)(2)		23,850,000	22,606,513
7.500%, 01/15/2028 (Callable 12/15/2027) (1)(2)		45,460,000	47,064,312
8.000%, 11/15/2032 (Callable 08/15/2032) (1)(2)		6,000,000	6,385,740
Verizon Communications, Inc.:
3.000%, 03/22/2027 (Callable 01/22/2027)		5,000,000	4,750,253
4.329%, 09/21/2028		3,077,000	3,041,775
2.550%, 03/21/2031 (Callable 12/21/2030)		6,600,000	5,622,482
4.500%, 08/10/2033		16,325,000	15,774,106
4.272%, 01/15/2036		17,148,000	15,906,957
5.250%, 03/16/2037		28,793,000	29,576,638
4.812%, 03/15/2039		36,839,000	35,175,605
2.650%, 11/20/2040 (Callable 05/20/2040)		10,000,000	7,140,036
3.400%, 03/22/2041 (Callable 09/22/2040)		3,850,000	3,060,951
4.862%, 08/21/2046		2,500,000	2,380,527
5.500%, 03/16/2047		5,650,000	5,683,749
3.700%, 03/22/2061 (Callable 09/22/2060)		26,725,000	19,927,357
Viatris, Inc.:
3.850%, 06/22/2040 (Callable 12/22/2039)		13,083,000	9,178,628
4.000%, 06/22/2050 (Callable 12/22/2049)		40,600,000	26,695,568
VICI Properties LP,
4.750%, 02/15/2028 (Callable 01/15/2028)		20,000,000	18,958,098
Viterra Finance BV:
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)		23,641,000	21,040,013
4.900%, 04/21/2027 (Callable 03/21/2027) (1)(2)		45,000,000	43,325,955
3.200%, 04/21/2031 (Callable 01/21/2031) (1)(2)		80,020,000	63,172,893
5.250%, 04/21/2032 (Callable 01/21/2032) (1)(2)		16,631,000	15,053,170
VMware, Inc.,
1.400%, 08/15/2026 (Callable 07/15/2026)		18,850,000	16,672,755
Vodafone Group PLC:
7.875%, 02/15/2030 (1)		3,100,000	3,619,029
5.000%, 05/30/2038 (1)		6,800,000	6,615,687
4.375%, 02/19/2043 (1)		15,554,000	13,204,636
5.625%, 02/10/2053 (Callable 08/10/2052) (1)		10,000,000	9,875,424
5.750%, 02/10/2063 (Callable 08/10/2062) (1)		5,000,000	4,948,755
Volkswagen Group of America Finance LLC:
2.850%, 09/26/2024 (1)(2)		14,000,000	13,524,970
3.350%, 05/13/2025 (1)(2)		10,000,000	9,662,594
1.250%, 11/24/2025 (Callable 10/24/2025) (1)(2)		30,000,000	27,293,581
Vontier Corp.,
2.400%, 04/01/2028 (Callable 02/01/2028)		4,921,000	4,135,559
Vulcan Materials Co.,
4.700%, 03/01/2048 (Callable 09/01/2047)		3,446,000	3,123,825
Wabtec Corp.:
4.375%, 08/15/2023 (Callable 05/15/2023)		2,678,000	2,667,428
4.400%, 03/15/2024 (Callable 02/15/2024)		24,825,000	24,458,831
3.450%, 11/15/2026 (Callable 08/15/2026)		28,315,000	26,507,717
4.950%, 09/15/2028 (Callable 06/15/2028)		4,739,000	4,647,547
Walgreens Boots Alliance, Inc.:
3.450%, 06/01/2026 (Callable 03/01/2026)		2,080,000	1,986,104
3.200%, 04/15/2030 (Callable 01/15/2030)		13,575,000	11,936,273
4.800%, 11/18/2044 (Callable 05/18/2044)		5,145,000	4,383,958
4.650%, 06/01/2046 (Callable 12/01/2045)		4,000,000	3,274,561
Warnermedia Holdings, Inc.:
6.412%, 03/15/2026 (Callable 03/15/2024)		7,000,000	7,035,341
4.054%, 03/15/2029 (Callable 01/15/2029) (2)		5,000,000	4,650,667
4.279%, 03/15/2032 (Callable 12/15/2031) (2)		5,000,000	4,463,985
5.141%, 03/15/2052 (Callable 09/15/2051) (2)		5,000,000	4,051,167
Weir Group PLC,
2.200%, 05/13/2026 (Callable 04/13/2026) (1)(2)		31,625,000	28,490,392
Western Digital Corp.,
4.750%, 02/15/2026 (Callable 11/15/2025)		4,000,000	3,837,818
Western Gas Partners LP,
3.950%, 06/01/2025 (Callable 03/01/2025)		8,000,000	7,656,560
Western Midstream Operating LP:
3.350%, 02/01/2025 (Callable 01/01/2025)		20,000,000	19,099,000
4.300%, 02/01/2030 (Callable 11/01/2029)		10,500,000	9,558,098
6.150%, 04/01/2033		4,550,000	4,611,703
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)		10,295,000	9,827,930
WestRock MWV LLC,
8.200%, 01/15/2030		7,963,000	9,290,301
Williams Companies, Inc.:
3.900%, 01/15/2025 (Callable 10/15/2024)		3,160,000	3,098,228
7.750%, 06/15/2031		3,400,000	3,798,312
8.750%, 03/15/2032		5,750,000	6,910,198
6.300%, 04/15/2040		8,142,000	8,567,685
4.850%, 03/01/2048 (Callable 09/01/2047)		7,000,000	6,180,465
Woodside Finance Ltd.:
3.650%, 03/05/2025 (Callable 12/05/2024) (1)(2)		12,300,000	11,976,712
4.500%, 03/04/2029 (Callable 12/04/2028) (1)(2)		42,480,000	40,998,453
Worthington Industries, Inc.,
4.550%, 04/15/2026		9,155,000	9,025,042
WRKCo, Inc.,
3.000%, 09/15/2024 (Callable 07/15/2024)		14,895,000	14,415,992
Yara International ASA,
3.800%, 06/06/2026 (Callable 03/06/2026) (1)(2)		23,500,000	22,103,885
Zimmer Biomet Holdings, Inc.,
5.750%, 11/30/2039		11,967,000	12,152,964
Zoetis, Inc.,
4.700%, 02/01/2043 (Callable 08/01/2042)		3,568,000	3,332,608
Total Industrials (Cost $8,482,843,800)			7,625,197,261	20.3%

Utilities
Ameren Corp.,
3.500%, 01/15/2031 (Callable 10/15/2030)		20,000,000	18,194,718
American Electric Power Co., Inc.,
3.250%, 03/01/2050 (Callable 09/01/2049)		10,175,000	7,052,708
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)		5,000,000	4,990,297
Avangrid, Inc.,
3.200%, 04/15/2025 (Callable 03/15/2025) (1)		14,000,000	13,397,998
Berkshire Hathaway Energy Co.:
3.700%, 07/15/2030 (Callable 04/15/2030)		18,425,000	17,482,179
2.850%, 05/15/2051 (Callable 11/15/2050)		13,675,000	9,397,012
4.600%, 05/01/2053 (Callable 11/01/2052)		21,825,000	19,899,808
Commonwealth Edison Co.,
3.850%, 03/15/2052 (Callable 09/15/2051)		6,050,000	4,931,909
Constellation Energy Generation LLC:
5.600%, 03/01/2028 (Callable 02/01/2028)		12,600,000	12,966,713
5.800%, 03/01/2033 (Callable 12/01/2032)		5,000,000	5,156,980
Consumers Energy Co.,
3.500%, 08/01/2051 (Callable 02/01/2051)		9,400,000	7,331,676
Dominion Energy, Inc.,
3.375%, 04/01/2030 (Callable 01/01/2030)		10,000,000	9,089,205
DTE Electric Company,
5.400%, 04/01/2053 (Callable 10/01/2052)		9,375,000	9,821,913
Duke Energy Corp.,
2.650%, 09/01/2026 (Callable 06/01/2026)		10,000,000	9,352,880
Duke Energy Indiana LLC,
5.400%, 04/01/2053 (Callable 10/01/2052)		7,000,000	7,128,713
Duke Energy Ohio, Inc.,
5.250%, 04/01/2033 (Callable 01/01/2033)		5,000,000	5,144,546
Duke Energy Progress LLC,
4.000%, 04/01/2052 (Callable 10/01/2051)		9,600,000	7,982,965
Duquesne Light Holdings, Inc.:
3.616%, 08/01/2027 (Callable 05/01/2027) (2)		5,000,000	4,451,884
2.775%, 01/07/2032 (Callable 10/07/2031) (2)		2,810,000	2,267,472
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)		19,175,000	18,706,077
Enel Finance International NV:
3.500%, 04/06/2028 (1)(2)		8,000,000	7,357,779
6.800%, 09/15/2037 (1)(2)		8,440,000	8,971,498
4.750%, 05/25/2047 (1)(2)		66,700,000	57,150,570
Entergy Corp.,
2.950%, 09/01/2026 (Callable 06/01/2026)		13,075,000	12,283,807
Essential Utilities, Inc.,
2.704%, 04/15/2030 (Callable 01/15/2030)		14,100,000	12,183,792
Evergy, Inc.,
2.450%, 09/15/2024 (Callable 08/15/2024)		6,675,000	6,393,143
Eversource Energy,
1.650%, 08/15/2030 (Callable 05/15/2030)		9,925,000	7,986,932
Exelon Corp.:
4.050%, 04/15/2030 (Callable 01/15/2030)		8,900,000	8,490,885
4.950%, 06/15/2035 (Callable 12/15/2034)		3,500,000	3,447,717
4.100%, 03/15/2052 (Callable 09/15/2051)		5,000,000	4,104,339
Fells Point Funding Trust,
3.046%, 01/31/2027 (Callable 12/31/2026) (2)		28,100,000	26,068,509
FirstEnergy Corp.:
2.650%, 03/01/2030 (Callable 12/01/2029)		4,300,000	3,655,258
3.400%, 03/01/2050 (Callable 09/01/2049)		15,000,000	10,286,581
FirstEnergy Transmission LLC,
2.866%, 09/15/2028 (Callable 07/15/2028) (2)		10,000,000	9,025,180
Interstate Power and Light Co.,
2.300%, 06/01/2030 (Callable 03/01/2030)		9,350,000	7,820,594
ITC Holdings Corp.:
3.350%, 11/15/2027 (Callable 08/15/2027) (1)		25,581,000	24,085,372
2.950%, 05/14/2030 (Callable 02/14/2030) (1)(2)		10,000,000	8,807,160
KeySpan Corp.,
8.000%, 11/15/2030 (1)		6,500,000	7,282,586
Liberty Utilities Finance GP 1,
2.050%, 09/15/2030 (Callable 06/15/2030) (1)(2)		10,000,000	7,858,463
Metropolitan Edison Co.,
5.200%, 04/01/2028 (Callable 03/01/2028) (2)		8,125,000	8,207,429
National Rural Utilities Cooperative Finance Corp.,
8.000%, 03/01/2032		4,659,000	5,577,924
NiSource, Inc.:
3.600%, 05/01/2030 (Callable 02/01/2030)		6,835,000	6,306,737
5.250%, 02/15/2043 (Callable 08/15/2042)		5,779,000	5,741,789
3.950%, 03/30/2048 (Callable 09/30/2047)		11,750,000	9,484,289
Oklahoma Gas and Electric Co.,
5.600%, 04/01/2053 (Callable 10/01/2052) (8)		5,550,000	5,701,963
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (Callable 02/15/2030)		9,500,000	8,463,971
Southern Co.:
5.700%, 10/15/2032 (Callable 04/15/2032)		7,000,000	7,361,146
4.250%, 07/01/2036 (Callable 01/01/2036)		5,525,000	5,069,042
Southern Company Gas Capital Corporation:
5.150%, 09/15/2032 (Callable 03/15/2032)		16,425,000	16,562,321
3.150%, 09/30/2051 (Callable 03/30/2051)		7,850,000	5,410,122
Tucson Electric Power Co.,
5.500%, 04/15/2053 (Callable 10/15/2052) (1)		5,400,000	5,478,572
Xcel Energy, Inc.,
3.400%, 06/01/2030 (Callable 12/01/2029)		15,000,000	13,694,890
Total Utilities (Cost $602,475,934)			531,068,013	1.4%

Financials
ABN AMRO Bank NV:
7.750%, 05/15/2023 (1)(2)		7,200,000	7,214,864
4.750%, 07/28/2025 (1)(2)		62,453,000	60,276,513
4.800%, 04/18/2026 (1)(2)		42,935,000	41,528,449
1.542%, 06/16/2027 (1 Year CMT Rate + 0.800%)(Callable 06/16/2026) (1)(2)(3)		5,000,000	4,406,457
3.324%, 03/13/2037 (5 Year CMT Rate + 1.900%)(Callable 12/13/2031) (1)(2)(3)		5,000,000	3,833,522
AerCap Holdings NV:
4.875%, 01/16/2024 (Callable 12/16/2023) (1)		20,000,000	19,772,750
2.875%, 08/14/2024 (Callable 07/14/2024) (1)		20,000,000	19,106,664
2.450%, 10/29/2026 (Callable 09/29/2026) (1)		9,350,000	8,393,615
3.000%, 10/29/2028 (Callable 08/29/2028) (1)		17,441,000	15,226,381
3.300%, 01/30/2032 (Callable 10/30/2031) (1)		10,000,000	8,284,276
Agree LP,
4.800%, 10/01/2032 (Callable 07/01/2032)		7,000,000	6,744,268
AIA Group Ltd.,
3.200%, 03/11/2025 (Callable 12/11/2024) (1)(2)		6,000,000	5,815,498
AIB Group PLC,
7.583%, 10/14/2026 (SOFR + 3.456%)(Callable 10/14/2025) (1)(2)(3)		23,000,000	23,590,002
Air Lease Corp.:
4.250%, 02/01/2024 (Callable 01/01/2024)		8,550,000	8,407,542
2.300%, 02/01/2025 (Callable 01/01/2025)		15,000,000	14,196,081
5.850%, 12/15/2027 (Callable 11/15/2027)		10,000,000	10,053,032
American International Group, Inc.:
5.125%, 03/27/2033 (Callable 12/27/2032)		10,500,000	10,437,030
6.820%, 11/15/2037		1,410,000	1,470,365
Aon Corp.,
3.900%, 02/28/2052 (Callable 08/28/2051)		5,000,000	4,032,141
Aon PLC:
3.875%, 12/15/2025 (Callable 09/15/2025)		9,126,000	8,901,044
4.450%, 05/24/2043 (Callable 02/24/2043)		1,274,000	1,041,245
Arthur J Gallagher & Co.,
5.750%, 03/02/2053 (Callable 09/02/2052)		5,000,000	5,011,948
Arthur J. Gallagher & Co.,
3.500%, 05/20/2051 (Callable 11/20/2050)		5,625,000	4,044,524
ASB Bank Ltd.,
5.284%, 06/17/2032 (5 Year CMT Rate + 2.250%)(Callable 06/17/2027) (1)(2)(3)		4,000,000	3,831,442
Australia & New Zealand Banking Group Ltd.:
4.500%, 03/19/2024 (1)(2)		44,423,000	43,738,259
2.950%, 07/22/2030 (5 Year CMT Rate + 1.288%)(Callable 07/22/2025) (1)(2)(3)		5,000,000	4,620,278
6.742%, 12/08/2032 (1)(2)		38,113,000	39,934,907
2.570%, 11/25/2035 (5 Year CMT Rate + 1.700%)(Callable 11/25/2030) (1)(2)(3)		15,000,000	11,577,671
Aviation Capital Group LLC,
6.250%, 04/15/2028 (Callable 03/15/2028) (1)(2)		10,000,000	10,001,418
Banco Bilbao Vizcaya Argentaria SA,
1.125%, 09/18/2025 (1)		25,000,000	22,513,838
Banco Santander SA:
2.746%, 05/28/2025 (1)		7,000,000	6,601,656
5.179%, 11/19/2025 (1)		25,983,000	25,415,432
1.722%, 09/14/2027 (1 Year CMT Rate + 0.900%)(Callable 09/14/2026) (1)(3)		11,325,000	9,884,477
4.379%, 04/12/2028 (1)		13,400,000	12,655,534
3.490%, 05/28/2030 (1)		5,000,000	4,365,779
2.749%, 12/03/2030 (1)		19,250,000	15,015,924
3.225%, 11/22/2032 (1 Year CMT Rate + 1.600%)(Callable 11/22/2031) (1)(3)		35,000,000	27,247,694
Bank of America Corp.:
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%)(Callable 03/15/2024) (3)		28,881,000	28,272,623
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%)(Callable 10/01/2024) (3)		10,000,000	9,622,091
2.456%, 10/22/2025 (3 Month LIBOR USD + 0.870%)(Callable 10/22/2024) (3)		17,775,000	16,920,939
5.080%, 01/20/2027 (SOFR + 1.290%)(Callable 01/20/2026) (3)		12,500,000	12,461,234
3.559%, 04/23/2027 (3 Month LIBOR USD + 1.060%)(Callable 04/23/2026) (3)		9,000,000	8,548,218
1.734%, 07/22/2027 (SOFR + 0.960%)(Callable 07/22/2026) (3)		35,000,000	31,384,863
4.376%, 04/27/2028 (SOFR + 1.580%)(Callable 04/27/2027) (3)		16,000,000	15,471,627
6.204%, 11/10/2028 (SOFR + 1.990%)(Callable 11/10/2027) (3)		11,425,000	11,943,487
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%)(Callable 12/20/2027) (3)		37,683,000	35,011,764
3.970%, 03/05/2029 (3 Month LIBOR USD + 1.070%)(Callable 03/05/2028) (3)		14,230,000	13,471,939
2.087%, 06/14/2029 (SOFR + 1.060%)(Callable 06/14/2028) (3)		15,000,000	12,918,178
4.271%, 07/23/2029 (3 Month LIBOR USD + 1.310%)(Callable 07/23/2028) (3)		39,571,000	38,102,165
3.194%, 07/23/2030 (3 Month LIBOR USD + 1.180%)(Callable 07/23/2029) (3)		5,000,000	4,443,848
2.496%, 02/13/2031 (3 Month LIBOR USD + 0.990%)(Callable 02/13/2030) (3)		13,000,000	11,010,092
2.592%, 04/29/2031 (SOFR + 2.150%)(Callable 04/29/2030) (3)		60,000,000	50,811,712
1.898%, 07/23/2031 (SOFR + 1.530%)(Callable 07/23/2030) (3)		10,000,000	8,019,489
1.922%, 10/24/2031 (SOFR + 1.370%)(Callable 10/24/2030) (3)		5,000,000	3,987,923
2.299%, 07/21/2032 (SOFR + 1.220%)(Callable 07/21/2031) (3)		5,000,000	4,029,487
2.972%, 02/04/2033 (SOFR + 1.330%)(Callable 02/04/2032) (3)		10,000,000	8,420,412
5.015%, 07/22/2033 (SOFR + 2.160%)(Callable 07/22/2032) (3)		17,000,000	16,811,767
7.750%, 05/14/2038		1,138,000	1,361,987
Bank of Ireland Group PLC:
6.253%, 09/16/2026 (1 Year CMT Rate + 2.650%)(Callable 09/16/2025) (1)(2)(3)		8,864,000	8,810,397
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)		20,000,000	17,290,789
Bank of Montreal:
4.250%, 09/14/2024 (1)		20,000,000	19,755,564
1.500%, 01/10/2025 (1)		7,000,000	6,583,059
Bank of New Zealand,
2.000%, 02/21/2025 (1)(2)		16,000,000	15,216,857
Bank of Nova Scotia,
4.500%, 12/16/2025 (1)		8,500,000	8,335,694
Banque Federative du Credit Mutuel SA,
4.753%, 07/13/2027 (1)(2)		7,000,000	6,811,898
Barclays PLC:
4.338%, 05/16/2024 (3 Month LIBOR USD + 1.356%)(Callable 05/16/2023) (1)(3)		13,000,000	12,968,410
3.650%, 03/16/2025 (1)		8,100,000	7,741,826
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)		34,300,000	33,368,055
2.852%, 05/07/2026 (SOFR + 2.714%)(Callable 05/07/2025) (1)(3)		10,000,000	9,339,481
4.337%, 01/10/2028 (Callable 01/10/2027) (1)		20,000,000	19,045,002
BBVA USA,
3.875%, 04/10/2025 (Callable 03/10/2025)		36,235,000	35,030,008
Belrose Funding Trust,
2.330%, 08/15/2030 (Callable 05/15/2030) (2)		13,950,000	10,843,555
Berkshire Hathaway Finance Corp.,
4.400%, 05/15/2042		3,500,000	3,347,957
BNP Paribas SA:
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)		17,100,000	16,248,452
4.375%, 05/12/2026 (1)(2)		45,131,000	42,809,372
2.219%, 06/09/2026 (SOFR + 2.074%)(Callable 06/09/2025) (1)(2)(3)		15,000,000	13,775,744
1.323%, 01/13/2027 (SOFR + 1.004%)(Callable 01/13/2026) (1)(2)(3)		28,350,000	25,061,680
4.625%, 03/13/2027 (1)(2)		2,325,000	2,218,978
2.591%, 01/20/2028 (SOFR + 1.228%)(Callable 01/20/2027) (1)(2)(3)		2,175,000	1,952,808
1.904%, 09/30/2028 (SOFR + 1.609%)(Callable 09/30/2027) (1)(2)(3)		27,000,000	22,961,293
2.159%, 09/15/2029 (SOFR + 1.218%)(Callable 09/15/2028) (1)(2)(3)		19,538,000	16,288,106
2.871%, 04/19/2032 (SOFR + 1.387%)(Callable 04/19/2031) (1)(2)(3)		19,075,000	15,878,251
3.132%, 01/20/2033 (SOFR + 1.561%)(Callable 01/20/2032) (1)(2)(3)		10,000,000	8,349,766
2.588%, 08/12/2035 (5 Year CMT Rate + 2.050%)(Callable 08/12/2030) (1)(2)(3)		14,000,000	10,751,683
BPCE SA:
5.700%, 10/22/2023 (1)(2)		22,955,000	22,777,558
5.150%, 07/21/2024 (1)(2)		31,285,000	30,682,334
2.375%, 01/14/2025 (1)(2)		12,000,000	11,269,920
4.500%, 03/15/2025 (1)(2)		55,492,000	53,477,941
1.652%, 10/06/2026 (SOFR + 1.520%)(Callable 10/06/2025) (1)(2)(3)		25,000,000	22,461,421
2.277%, 01/20/2032 (SOFR + 1.312%)(Callable 01/20/2031) (1)(2)(3)		12,850,000	9,996,093
3.116%, 10/19/2032 (SOFR + 1.730%)(Callable 10/19/2031) (1)(2)(3)		40,100,000	30,042,208
Brown & Brown, Inc.:
4.500%, 03/15/2029 (Callable 12/15/2028)		23,825,000	22,952,937
2.375%, 03/15/2031 (Callable 12/15/2030)		36,789,000	29,405,256
4.200%, 03/17/2032 (Callable 12/17/2031)		15,000,000	13,485,915
4.950%, 03/17/2052 (Callable 09/17/2051)		9,500,000	8,118,905
Cantor Fitzgerald LP,
4.500%, 04/14/2027 (Callable 01/14/2027) (2)		17,450,000	16,268,257
Capital One Financial Corp.:
3.300%, 10/30/2024 (Callable 09/30/2024)		2,998,000	2,861,842
3.650%, 05/11/2027 (Callable 04/11/2027)		42,750,000	38,935,286
5.817%, 02/01/2034 (SOFR + 2.600%)(Callable 02/01/2033) (3)		12,700,000	12,272,275
Centene Corp.:
2.500%, 03/01/2031 (Callable 12/01/2030)		35,000,000	28,343,000
2.625%, 08/01/2031 (Callable 05/01/2031)		12,000,000	9,723,720
Charles Schwab Corp.:
3.625%, 04/01/2025 (Callable 01/01/2025)		7,000,000	6,724,989
2.900%, 03/03/2032 (Callable 12/03/2031)		5,000,000	4,185,123
Citigroup, Inc.:
4.044%, 06/01/2024 (3 Month LIBOR USD + 1.023%)(Callable 06/01/2023) (3)		22,600,000	22,523,280
3.352%, 04/24/2025 (SOFR + 1.158%)(Callable 04/24/2024) (3)		5,650,000	5,506,500
3.700%, 01/12/2026		4,500,000	4,354,568
3.106%, 04/08/2026 (SOFR + 2.842%)(Callable 04/08/2025) (3)		20,000,000	19,120,718
3.887%, 01/10/2028 (SOFR + 1.825%)(Callable 01/10/2027) (3)		40,600,000	38,790,847
3.668%, 07/24/2028 (SOFR + 1.652%)(Callable 07/24/2027) (3)		3,142,000	2,976,733
3.520%, 10/27/2028 (SOFR + 1.413%)(Callable 10/27/2027) (3)		11,500,000	10,749,786
4.412%, 03/31/2031 (SOFR + 3.914%)(Callable 03/31/2030) (3)		10,000,000	9,496,713
2.572%, 06/03/2031 (SOFR + 2.107%)(Callable 06/03/2030) (3)		25,000,000	21,092,734
2.561%, 05/01/2032 (SOFR + 1.167%)(Callable 05/01/2031) (3)		6,000,000	4,977,931
2.520%, 11/03/2032 (SOFR + 1.177%)(Callable 11/03/2031) (3)		11,085,000	9,023,846
3.785%, 03/17/2033 (SOFR + 1.939%)(Callable 03/17/2032) (3)		18,000,000	16,133,532
6.270%, 11/17/2033 (SOFR + 2.338%)(Callable 11/17/2032) (3)		29,000,000	31,363,633
Citizens Bank NA:
2.250%, 04/28/2025 (Callable 03/28/2025)		20,000,000	17,923,843
3.750%, 02/18/2026 (Callable 11/18/2025)		12,120,000	11,084,952
Citizens Financial Group, Inc.:
2.850%, 07/27/2026 (Callable 04/27/2026)		10,000,000	8,526,990
3.250%, 04/30/2030 (Callable 01/30/2030)		28,025,000	23,220,805
CNA Financial Corp.:
4.500%, 03/01/2026 (Callable 12/01/2025)		14,000,000	13,860,138
3.450%, 08/15/2027 (Callable 05/15/2027)		12,000,000	11,344,552
3.900%, 05/01/2029 (Callable 02/01/2029)		8,000,000	7,552,183
CNO Global Funding,
2.650%, 01/06/2029 (2)		10,000,000	8,682,999
Comerica Bank:
4.000%, 07/27/2025		10,000,000	8,166,188
5.332%, 08/25/2033 (SOFR + 2.610%)(Callable 08/25/2032) (3)		15,325,000	13,293,810
Commonwealth Bank of Australia:
2.688%, 03/11/2031 (1)(2)		10,000,000	7,854,895
3.784%, 03/14/2032 (1)(2)		10,000,000	8,408,789
3.610%, 09/12/2034 (5 Year CMT Rate + 2.050%)(Callable 09/12/2029) (1)(2)(3)		10,000,000	8,689,050
3.743%, 09/12/2039 (1)(2)		23,500,000	17,932,865
Cooperatieve Rabobank UA:
4.375%, 08/04/2025 (1)		20,397,000	19,727,816
3.750%, 07/21/2026 (1)		20,829,000	19,703,830
Credit Agricole SA:
3.250%, 10/04/2024 (1)(2)		8,575,000	8,273,713
4.375%, 03/17/2025 (1)(2)		4,204,000	4,039,014
1.247%, 01/26/2027 (SOFR + 0.892%)(Callable 01/26/2026) (1)(2)(3)		20,000,000	17,860,236
3.250%, 01/14/2030 (1)(2)		6,800,000	5,704,916
4.000%, 01/10/2033 (5 Year Swap Rate USD + 1.644%)(Callable 01/10/2028) (1)(2)(3)		8,000,000	7,239,549
Credit Suisse AG,
3.625%, 09/09/2024 (1)		4,325,000	4,115,324
Credit Suisse Group AG:
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%)(Callable 06/12/2023) (1)(2)(3)		8,325,000	8,075,250
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)		12,250,000	11,345,950
2.193%, 06/05/2026 (SOFR + 2.044%)(Callable 06/05/2025) (1)(2)(3)		15,000,000	13,353,044
1.305%, 02/02/2027 (SOFR + 0.980%)(Callable 02/02/2026) (1)(2)(3)		40,000,000	33,669,600
4.282%, 01/09/2028 (Callable 01/09/2027) (1)(2)		17,403,000	15,684,454
6.442%, 08/11/2028 (SOFR + 3.700%)(Callable 08/11/2027) (1)(2)(3)		17,500,000	17,356,500
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%)(Callable 01/12/2028) (1)(2)(3)		11,000,000	9,793,327
4.194%, 04/01/2031 (SOFR + 3.730%)(Callable 04/01/2030) (1)(2)(3)		20,000,000	17,756,000
3.091%, 05/14/2032 (SOFR + 1.730%)(Callable 05/14/2031) (1)(2)(3)		10,000,000	8,039,700
6.537%, 08/12/2033 (SOFR + 3.920%)(Callable 08/12/2032) (1)(2)(3)		6,000,000	6,165,000
Credit Suisse Group Funding Guernsey Ltd.:
3.800%, 06/09/2023 (1)		14,550,000	14,258,959
4.550%, 04/17/2026 (1)		7,000,000	6,457,500
Credit Suisse USA, Inc.,
7.125%, 07/15/2032 (1)		5,063,000	5,607,273
Danske Bank A/S,
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)		20,000,000	17,871,543
Deutsche Bank AG:
3.700%, 05/30/2024 (1)		10,000,000	9,491,868
2.222%, 09/18/2024 (SOFR + 2.159%)(Callable 09/18/2023) (1)(3)		52,000,000	50,564,766
6.119%, 07/14/2026 (SOFR + 3.190%)(Callable 07/14/2025) (1)(3)		11,425,000	11,062,186
2.129%, 11/24/2026 (SOFR + 1.870%)(Callable 11/24/2025) (1)(3)		22,755,000	19,609,663
2.311%, 11/16/2027 (SOFR + 1.219%)(Callable 11/16/2026) (1)(3)		10,000,000	8,474,338
3.035%, 05/28/2032 (SOFR + 1.718%)(Callable 05/28/2031) (1)(3)		14,000,000	10,787,877
3.742%, 01/07/2033 (SOFR + 2.257%)(Callable 10/07/2031) (1)(3)		39,625,000	28,669,032
Digital Realty Trust LP,
5.550%, 01/15/2028 (Callable 12/15/2027)		9,775,000	9,737,117
Discover Bank:
3.450%, 07/27/2026 (Callable 04/27/2026)		22,000,000	20,309,929
4.650%, 09/13/2028 (Callable 06/13/2028)		13,747,000	12,999,112
Discover Financial Services:
3.950%, 11/06/2024 (Callable 08/06/2024)		10,000,000	9,535,287
4.100%, 02/09/2027 (Callable 11/09/2026)		38,019,000	35,959,391
DNB Bank ASA:
1.127%, 09/16/2026 (1 Year CMT Rate + 0.850%)(Callable 09/16/2025) (1)(2)(3)		2,000,000	1,795,540
1.535%, 05/25/2027 (1 Year CMT Rate + 0.720%)(Callable 05/25/2026) (1)(2)(3)		15,000,000	13,327,468
Elevance Health, Inc.:
2.375%, 01/15/2025 (Callable 12/15/2024)		6,000,000	5,743,619
5.100%, 01/15/2044		1,584,000	1,549,876
4.375%, 12/01/2047 (Callable 06/01/2047)		8,650,000	7,701,521
5.125%, 02/15/2053 (Callable 08/15/2052)		8,150,000	8,118,163
Extra Space Storage LP:
5.700%, 04/01/2028 (Callable 03/01/2028)		10,000,000	10,067,802
2.550%, 06/01/2031 (Callable 03/01/2031)		10,000,000	8,110,856
Federation des Caisses Desjardins du Quebec:
2.050%, 02/10/2025 (1)(2)		12,100,000	11,384,653
4.550%, 08/23/2027 (1)(2)		11,000,000	10,848,345
5.700%, 03/14/2028 (1)(2)		18,000,000	18,440,137
Fifth Third Bancorp,
4.772%, 07/28/2030 (SOFRINDX + 2.127%)(Callable 07/28/2029) (3)		7,525,000	6,959,227
FirstMerit Bank NA,
4.270%, 11/25/2026		4,600,000	4,284,811
Five Corners Funding Trust II,
2.850%, 05/15/2030 (Callable 02/15/2030) (2)		30,000,000	25,768,348
Five Corners Funding Trust III,
5.791%, 02/15/2033 (Callable 11/15/2032) (2)		8,000,000	8,208,209
Five Corners Funding Trust IV,
5.997%, 02/15/2053 (Callable 08/15/2052) (2)		10,000,000	10,289,889
FMR LLC,
4.950%, 02/01/2033 (2)		1,750,000	1,659,820
Globe Life, Inc.,
4.550%, 09/15/2028 (Callable 06/15/2028)		5,000,000	4,940,815
Goldman Sachs Group, Inc.:
3.500%, 01/23/2025 (Callable 10/23/2024)		3,000,000	2,914,709
3.500%, 04/01/2025 (Callable 03/01/2025)		5,000,000	4,855,015
3.750%, 05/22/2025 (Callable 02/22/2025)		5,000,000	4,855,575
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%)(Callable 09/29/2024) (3)		15,000,000	14,551,897
1.093%, 12/09/2026 (SOFR + 0.789%)(Callable 12/09/2025) (3)		10,000,000	8,955,544
2.640%, 02/24/2028 (SOFR + 1.114%)(Callable 02/24/2027) (3)		89,350,000	81,499,131
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%)(Callable 06/05/2027) (3)		6,775,000	6,417,516
3.814%, 04/23/2029 (3 Month LIBOR USD + 1.158%)(Callable 04/23/2028) (3)		10,000,000	9,393,593
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%)(Callable 05/01/2028) (3)		13,348,000	12,791,315
3.800%, 03/15/2030 (Callable 12/15/2029)		30,000,000	27,935,114
1.992%, 01/27/2032 (SOFR + 1.090%)(Callable 01/27/2031) (3)		10,000,000	7,988,240
2.615%, 04/22/2032 (SOFR + 1.281%)(Callable 04/22/2031) (3)		9,625,000	8,017,527
2.383%, 07/21/2032 (SOFR + 1.248%)(Callable 07/21/2031) (3)		30,000,000	24,356,530
6.345%, 02/15/2034		1,053,000	1,070,415
Guardian Life Global Funding,
5.550%, 10/28/2027 (2)		16,350,000	16,969,924
Guardian Life Insurance Co. of America:
4.875%, 06/19/2064 (2)		5,000,000	4,415,140
3.700%, 01/22/2070 (Callable 07/22/2069) (2)		15,062,000	10,368,128
4.850%, 01/24/2077 (2)		24,727,000	21,545,287
Hanover Insurance Group, Inc.,
2.500%, 09/01/2030 (Callable 06/01/2030)		10,550,000	8,421,618
Hartford Financial Services Group, Inc.,
3.600%, 08/19/2049 (Callable 02/19/2049)		7,000,000	5,316,089
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (Callable 03/01/2030) (2)		6,125,000	5,100,772
High Street Funding Trust II,
4.682%, 02/15/2048 (Callable 11/15/2047) (2)		2,000,000	1,663,740
HSBC Bank USA NA,
7.000%, 01/15/2039 (1)		4,200,000	4,592,646
HSBC Holdings PLC:
3.950%, 05/18/2024 (3 Month LIBOR USD + 0.987%)(Callable 05/18/2023) (1)(3)		6,000,000	5,978,360
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)		26,550,000	25,961,789
1.645%, 04/18/2026 (SOFR + 1.538%)(Callable 04/18/2025) (1)(3)		15,000,000	13,698,735
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.348%)(Callable 09/12/2025) (1)(3)		7,450,000	7,133,712
4.375%, 11/23/2026 (1)		5,000,000	4,769,536
1.589%, 05/24/2027 (SOFR + 1.290%)(Callable 05/24/2026) (1)(3)		22,500,000	19,830,060
2.251%, 11/22/2027 (SOFR + 1.100%)(Callable 11/22/2026) (1)(3)		10,000,000	8,867,783
2.013%, 09/22/2028 (SOFR + 1.732%)(Callable 09/22/2027) (1)(3)		25,000,000	21,415,978
6.161%, 03/09/2029 (SOFR + 1.970%)(Callable 03/09/2028) (1)(3)		8,250,000	8,481,822
2.206%, 08/17/2029 (SOFR + 1.285%)(Callable 08/17/2028) (1)(3)		13,200,000	11,068,058
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%)(Callable 05/22/2029) (1)(3)		9,000,000	8,119,790
2.804%, 05/24/2032 (SOFR + 1.187%)(Callable 05/24/2031) (1)(3)		16,000,000	13,065,655
Huntington Bancshares, Inc.:
4.443%, 08/04/2028 (SOFR + 1.970%)(Callable 08/04/2027) (3)		9,500,000	8,714,262
5.023%, 05/17/2033 (SOFR + 2.050%)(Callable 05/17/2032) (3)		3,775,000	3,436,223
Huntington National Bank,
5.650%, 01/10/2030 (Callable 11/10/2029)		1,500,000	1,437,399
Invesco Finance PLC,
3.750%, 01/15/2026		4,900,000	4,712,728
Jefferies Group LLC:
4.150%, 01/23/2030		10,000,000	9,184,116
6.250%, 01/15/2036		1,390,000	1,430,092
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (1)(2)		13,339,000	13,506,858
JPMorgan Chase & Co.:
3.559%, 04/23/2024 (3 Month LIBOR USD + 0.730%)(Callable 04/23/2023) (3)		5,000,000	4,994,257
3.125%, 01/23/2025 (Callable 10/23/2024)		14,000,000	13,552,638
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)		10,000,000	9,562,325
2.005%, 03/13/2026 (SOFR + 1.585%)(Callable 03/13/2025) (3)		50,000,000	47,122,455
2.083%, 04/22/2026 (SOFR + 1.850%)(Callable 04/22/2025) (3)		52,000,000	48,658,054
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)		25,000,000	22,309,205
1.578%, 04/22/2027 (SOFR + 0.885%)(Callable 04/22/2026) (3)		50,000,000	44,923,721
1.470%, 09/22/2027 (SOFR + 0.765%)(Callable 09/22/2026) (3)		11,875,000	10,472,667
4.851%, 07/25/2028 (SOFR + 1.990%)(Callable 07/25/2027) (3)		39,000,000	38,930,174
3.702%, 05/06/2030 (3 Month LIBOR USD + 1.160%)(Callable 05/06/2029) (3)		15,000,000	13,943,792
2.522%, 04/22/2031 (SOFR + 2.040%)(Callable 04/22/2030) (3)		28,000,000	23,936,293
1.953%, 02/04/2032 (SOFR + 1.065%)(Callable 02/04/2031) (3)		22,000,000	17,699,016
2.580%, 04/22/2032 (SOFR + 1.250%)(Callable 04/22/2031) (3)		10,000,000	8,416,520
5.600%, 07/15/2041		4,106,000	4,269,583
Kemper Corp.,
3.800%, 02/23/2032 (Callable 11/23/2031)		13,000,000	11,195,004
KeyBank NA:
3.400%, 05/20/2026		18,965,000	17,022,878
4.900%, 08/08/2032		6,000,000	5,267,530
5.000%, 01/26/2033 (Callable 10/26/2032)		5,000,000	4,645,208
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)		59,600,000	56,619,827
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)		591,000	587,716
4.569%, 02/01/2029 (2)		2,087,000	2,009,701
3.951%, 10/15/2050 (Callable 04/15/2050) (2)		2,231,000	1,689,790
5.500%, 06/15/2052 (Callable 12/15/2051) (2)		5,000,000	4,755,410
Liberty Mutual Insurance Co.,
7.697%, 10/15/2097 (2)		465,000	540,902
Life Storage LP,
3.500%, 07/01/2026 (Callable 04/01/2026)		6,819,000	6,468,671
Lincoln National Corp.,
3.050%, 01/15/2030 (Callable 10/15/2029)		24,650,000	20,250,078
Lloyds Bank PLC:
3.870%, 07/09/2025 (1 Year CMT Rate + 3.500%)(Callable 07/09/2024) (1)(3)		15,000,000	14,579,765
2.438%, 02/05/2026 (1 Year CMT Rate + 1.000%)(Callable 02/05/2025) (1)(3)		15,725,000	14,744,481
1.627%, 05/11/2027 (1 Year CMT Rate + 0.850%)(Callable 05/11/2026) (1)(3)		10,000,000	8,786,031
3.574%, 11/07/2028 (3 Month LIBOR USD + 1.205%)(Callable 11/07/2027) (1)(3)		10,000,000	9,144,049
LXP Industrial Trust:
2.700%, 09/15/2030 (Callable 06/15/2030)		14,800,000	12,012,259
2.375%, 10/01/2031 (Callable 07/01/2031)		2,770,000	2,133,236
M&T Bank Corp.,
4.000%, 07/15/2024 (Callable 04/16/2024)		11,400,000	11,128,995
Macquarie Bank Ltd.:
4.875%, 06/10/2025 (1)(2)		23,717,000	23,340,575
3.624%, 06/03/2030 (1)(2)		12,550,000	10,829,506
Macquarie Group Ltd.:
5.108%, 08/09/2026 (SOFR + 2.208%)(Callable 08/09/2025) (1)(2)(3)		22,000,000	21,875,540
1.340%, 01/12/2027 (SOFR + 1.069%)(Callable 01/12/2026) (1)(2)(3)		19,000,000	16,953,800
2.871%, 01/14/2033 (SOFR + 1.532%)(Callable 01/14/2032) (1)(2)(3)		25,000,000	20,248,466
4.442%, 06/21/2033 (SOFR + 2.405%)(Callable 06/21/2032) (1)(2)(3)		9,000,000	8,177,887
Manulife Financial Corp.:
4.150%, 03/04/2026 (1)		10,000,000	9,842,973
5.375%, 03/04/2046 (1)		5,150,000	5,185,497
Maple Grove Funding Trust I,
4.161%, 08/15/2051 (Callable 02/15/2051) (2)		28,600,000	20,531,955
Marsh & McLennan Companies, Inc.:
2.250%, 11/15/2030 (Callable 08/15/2030)		5,000,000	4,219,842
5.875%, 08/01/2033		8,429,000	9,110,656
4.350%, 01/30/2047 (Callable 07/30/2046)		3,450,000	2,985,396
5.450%, 03/15/2053 (Callable 09/15/2052)		3,700,000	3,810,444
Massachusetts Mutual Life Insurance Co.:
5.672%, 12/01/2052 (Callable 06/01/2052) (2)		20,000,000	20,401,750
5.077%, 02/15/2069 (3 Month LIBOR USD + 3.191%)(Callable 02/15/2049) (2)(3)		40,670,000	37,020,681
3.729%, 10/15/2070 (2)		16,676,000	11,707,989
4.900%, 04/01/2077 (2)		11,175,000	9,669,568
MBIA Insurance Corp.,
16.052%, 01/15/2033 (3 Month LIBOR USD + 11.260%)(Callable 01/15/2028) (2)(9)		714,000	30,631
MetLife, Inc.:
6.500%, 12/15/2032		466,000	519,729
4.875%, 11/13/2043		3,375,000	3,160,351
Metropolitan Life Global Funding I:
2.950%, 04/09/2030 (2)		22,375,000	19,719,394
5.150%, 03/28/2033 (2)		14,475,000	14,592,126
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)		6,300,000	6,648,279
Mitsubishi UFJ Financial Group, Inc.:
2.801%, 07/18/2024 (1)		10,000,000	9,646,342
2.193%, 02/25/2025 (1)		25,000,000	23,553,044
1.538%, 07/20/2027 (1 Year CMT Rate + 0.750%)(Callable 07/20/2026) (1)(3)		10,000,000	8,850,108
5.017%, 07/20/2028 (1 Year CMT Rate + 1.950%)(Callable 07/20/2027) (1)(3)		6,700,000	6,649,826
5.354%, 09/13/2028 (1 Year CMT Rate + 1.900%)(Callable 09/13/2027) (1)(3)		13,600,000	13,643,630
5.475%, 02/22/2031 (1 Year CMT Rate + 1.530%)(Callable 02/22/2030) (1)(3)		3,525,000	3,550,170
Mizuho Financial Group, Inc.:
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%)(Callable 09/11/2023) (1)(3)		5,000,000	4,958,397
2.555%, 09/13/2025 (SOFR + 1.362%)(Callable 09/13/2024) (1)(3)		20,000,000	19,092,320
1.234%, 05/22/2027 (1 Year CMT Rate + 0.670%)(Callable 05/22/2026) (1)(3)		8,000,000	7,039,752
5.414%, 09/13/2028 (1 Year CMT Rate + 2.050%)(Callable 09/13/2027) (1)(3)		6,725,000	6,754,101
1.979%, 09/08/2031 (SOFR + 1.532%)(Callable 09/08/2030) (1)(3)		10,000,000	7,883,427
Morgan Stanley:
2.720%, 07/22/2025 (SOFR + 1.152%)(Callable 07/22/2024) (3)		19,000,000	18,312,662
3.591%, 07/22/2028 (3 Month LIBOR USD + 1.340%)(Callable 07/22/2027) (3)		12,000,000	11,334,818
6.296%, 10/18/2028 (SOFR + 2.240%)(Callable 10/18/2027) (3)		62,625,000	65,853,068
3.772%, 01/24/2029 (3 Month LIBOR USD + 1.140%)(Callable 01/24/2028) (3)		1,000,000	946,851
5.123%, 02/01/2029 (SOFR + 1.730%)(Callable 02/01/2028) (3)		8,300,000	8,365,937
3.622%, 04/01/2031 (SOFR + 3.120%)(Callable 04/01/2030) (3)		10,000,000	9,144,680
1.928%, 04/28/2032 (SOFR + 1.020%)(Callable 04/28/2031) (3)		25,000,000	19,667,607
2.239%, 07/21/2032 (SOFR + 1.178%)(Callable 07/21/2031) (3)		25,000,000	20,058,966
6.342%, 10/18/2033 (SOFR + 2.560%)(Callable 10/18/2032) (3)		20,000,000	21,843,803
National Australia Bank Ltd.:
2.332%, 08/21/2030 (1)(2)		83,282,000	65,025,934
2.990%, 05/21/2031 (1)(2)		18,911,000	15,199,688
6.429%, 01/12/2033 (1)(2)		20,000,000	20,599,016
3.933%, 08/02/2034 (5 Year CMT Rate + 1.880%)(Callable 08/02/2029) (1)(2)(3)		10,000,000	8,750,737
3.347%, 01/12/2037 (5 Year CMT Rate + 1.700%)(Callable 01/12/2032) (1)(2)(3)		10,000,000	8,077,453
National Securities Clearing Corp.,
1.500%, 04/23/2025 (Callable 03/23/2025) (2)		12,124,000	11,325,054
Nationwide Building Society:
4.000%, 09/14/2026 (1)(2)		73,507,000	68,459,610
4.302%, 03/08/2029 (3 Month LIBOR USD + 1.452%)(Callable 03/08/2028) (1)(2)(3)		20,000,000	18,450,399
3.960%, 07/18/2030 (3 Month LIBOR USD + 1.855%)(Callable 07/18/2029) (1)(2)(3)		10,125,000	9,131,821
Nationwide Financial Services, Inc.,
3.900%, 11/30/2049 (Callable 05/30/2049) (2)		10,000,000	7,591,086
Nationwide Mutual Insurance Co.:
9.375%, 08/15/2039 (2)		14,000,000	19,031,403
4.350%, 04/30/2050 (Callable 10/30/2049) (2)		25,000,000	19,760,697
NatWest Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)		27,351,000	26,840,467
7.472%, 11/10/2026 (1 Year CMT Rate + 2.850%)(Callable 11/10/2025) (1)(3)		13,000,000	13,434,593
1.642%, 06/14/2027 (1 Year CMT Rate + 0.900%)(Callable 06/14/2026) (1)(3)		35,000,000	30,858,979
3.073%, 05/22/2028 (1 Year CMT Rate + 2.550%)(Callable 05/22/2027) (1)(3)		18,301,000	16,558,355
5.516%, 09/30/2028 (1 Year CMT Rate + 2.270%)(Callable 09/30/2027) (1)(3)		10,000,000	9,908,424
4.892%, 05/18/2029 (3 Month LIBOR USD + 1.754%)(Callable 05/18/2028) (1)(3)		10,000,000	9,603,393
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%)(Callable 01/27/2029) (1)(3)		7,000,000	6,808,479
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%)(Callable 05/08/2029) (1)(3)		35,000,000	32,865,829
6.016%, 03/02/2034 (1 Year CMT Rate + 2.100%)(Callable 03/02/2033) (1)(3)		4,700,000	4,868,303
New York Life Insurance Co.:
6.750%, 11/15/2039 (2)		12,026,000	14,081,998
3.750%, 05/15/2050 (Callable 11/15/2049) (2)		17,000,000	13,709,539
4.450%, 05/15/2069 (Callable 11/15/2068) (2)		10,000,000	8,573,349
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)		20,000,000	18,946,673
1.851%, 07/16/2025 (1)		19,000,000	17,387,976
1.653%, 07/14/2026 (1)		32,975,000	28,815,862
5.386%, 07/06/2027 (1)		10,000,000	9,817,085
2.172%, 07/14/2028 (1)		16,055,000	13,400,474
2.710%, 01/22/2029 (1)		8,000,000	6,790,038
3.103%, 01/16/2030 (1)		2,000,000	1,693,730
Pacific Life Global Funding II,
1.200%, 06/24/2025 (2)		22,300,000	20,496,343
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)		12,295,000	11,944,239
Penn Mutual Life Insurance Co.,
3.800%, 04/29/2061 (2)		15,000,000	10,604,430
Pine Street Trust I,
4.572%, 02/15/2029 (Callable 11/15/2028) (2)		7,825,000	7,356,909
Principal Financial Group, Inc.,
4.300%, 11/15/2046 (Callable 05/15/2046)		2,325,000	1,883,871
Principal Life Global Funding II:
1.250%, 06/23/2025 (2)		16,000,000	14,632,951
3.000%, 04/18/2026 (2)		13,400,000	12,660,332
Prologis LP,
4.750%, 06/15/2033 (Callable 03/15/2033)		19,425,000	19,300,820
Protective Life Corp.:
4.300%, 09/30/2028 (Callable 06/30/2028) (1)(2)		10,000,000	9,594,862
8.450%, 10/15/2039 (1)		2,650,000	3,238,024
Prudential Financial, Inc.:
6.625%, 12/01/2037		5,000,000	5,661,147
3.935%, 12/07/2049 (Callable 06/07/2049)		11,426,000	9,037,666
Raymond James Financial, Inc.,
4.650%, 04/01/2030 (Callable 01/01/2030)		9,700,000	9,483,165
Realty Income Corp.,
5.625%, 10/13/2032 (Callable 07/13/2032)		6,725,000	6,983,203
Regions Financial Corp.,
2.250%, 05/18/2025 (Callable 04/18/2025)		21,650,000	19,916,098
Reliance Standard Life Global Funding II,
2.500%, 10/30/2024 (1)(2)		22,800,000	21,797,005
Royal Bank of Canada,
4.650%, 01/27/2026 (1)		7,773,000	7,658,824
Sammons Financial Group, Inc.:
3.350%, 04/16/2031 (Callable 01/16/2031) (2)		14,350,000	11,306,693
4.750%, 04/08/2032 (Callable 01/08/2032) (2)		23,000,000	19,776,674
Santander Holdings USA, Inc.,
3.500%, 06/07/2024 (Callable 05/07/2024) (1)		5,695,000	5,527,026
Santander UK Group Holdings PLC:
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%)(Callable 11/15/2023) (1)(3)		5,250,000	5,177,041
1.673%, 06/14/2027 (SOFR + 0.989%)(Callable 06/14/2026) (1)(3)		9,500,000	8,268,484
3.823%, 11/03/2028 (3 Month LIBOR USD + 1.400%)(Callable 11/03/2027) (1)(3)		5,400,000	4,946,947
6.534%, 01/10/2029 (SOFR + 2.600%)(Callable 01/10/2028) (1)(3)		22,200,000	22,570,633
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)		21,921,000	21,654,616
SMBC Aviation Capital Finance DAC,
1.900%, 10/15/2026 (Callable 09/15/2026) (1)(2)		6,725,000	5,897,498
Societe Generale SA:
4.250%, 09/14/2023 (1)(2)		8,000,000	7,893,531
5.000%, 01/17/2024 (1)(2)		20,000,000	19,455,794
3.875%, 03/28/2024 (1)(2)		15,300,000	14,927,513
2.625%, 10/16/2024 (1)(2)		23,000,000	21,734,192
2.625%, 01/22/2025 (1)(2)		41,125,000	38,537,044
2.226%, 01/21/2026 (1 Year CMT Rate + 1.050%)(Callable 01/21/2025) (1)(2)(3)		21,032,000	19,390,768
1.488%, 12/14/2026 (1 Year CMT Rate + 1.100%)(Callable 12/14/2025) (1)(2)(3)		28,800,000	25,113,902
2.797%, 01/19/2028 (1 Year CMT Rate + 1.300%)(Callable 01/19/2027) (1)(2)(3)		2,225,000	1,964,079
6.446%, 01/10/2029 (1 Year CMT Rate + 2.550%)(Callable 01/10/2028) (1)(2)(3)		13,000,000	13,040,459
2.889%, 06/09/2032 (1 Year CMT Rate + 1.300%)(Callable 06/09/2031) (1)(2)(3)		6,775,000	5,337,383
3.337%, 01/21/2033 (1 Year CMT Rate + 1.600%)(Callable 01/21/2032) (1)(2)(3)		10,000,000	8,039,827
6.221%, 06/15/2033 (1 Year CMT Rate + 3.200%)(Callable 06/15/2032) (1)(2)(3)		9,150,000	8,500,850
3.625%, 03/01/2041 (1)(2)		12,000,000	7,695,108
Standard Chartered PLC:
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%)(Callable 05/21/2024) (1)(2)(3)		36,294,000	35,565,480
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)		21,000,000	19,789,885
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%)(Callable 01/14/2026) (1)(2)(3)		20,658,000	18,115,000
2.608%, 01/12/2028 (1 Year CMT Rate + 1.180%)(Callable 01/12/2027) (1)(2)(3)		24,000,000	21,253,261
7.767%, 11/16/2028 (1 Year CMT Rate + 3.450%)(Callable 11/16/2027) (1)(2)(3)		8,000,000	8,577,820
6.301%, 01/09/2029 (1 Year CMT Rate + 2.450%)(Callable 01/09/2028) (1)(2)(3)		4,000,000	4,087,788
4.644%, 04/01/2031 (1 Year CMT Rate + 3.850%)(Callable 04/01/2030) (1)(2)(3)		14,700,000	13,655,741
5.700%, 03/26/2044 (1)(2)		6,000,000	5,531,923
Stifel Financial Corp.:
4.250%, 07/18/2024		17,850,000	17,584,777
4.000%, 05/15/2030 (Callable 02/15/2030)		51,140,000	44,892,811
Sumitomo Mitsui Financial Group, Inc.:
2.696%, 07/16/2024 (1)		12,000,000	11,579,952
2.448%, 09/27/2024 (1)		2,015,000	1,930,936
2.348%, 01/15/2025 (1)		8,245,000	7,816,231
1.474%, 07/08/2025 (1)		8,740,000	8,003,307
2.130%, 07/08/2030 (1)		7,575,000	6,172,503
5.766%, 01/13/2033 (1)		33,650,000	35,142,931
SunTrust Banks, Inc.,
3.300%, 05/15/2026 (Callable 04/15/2026)		3,925,000	3,613,921
Synchrony Bank,
5.625%, 08/23/2027 (Callable 07/23/2027)		8,250,000	7,573,093
Synchrony Financial:
4.375%, 03/19/2024 (Callable 02/19/2024)		1,538,000	1,478,180
4.250%, 08/15/2024 (Callable 05/15/2024)		26,864,000	25,392,121
4.500%, 07/23/2025 (Callable 04/23/2025)		23,127,000	20,963,453
3.700%, 08/04/2026 (Callable 05/04/2026)		23,023,000	20,098,737
3.950%, 12/01/2027 (Callable 09/01/2027)		44,825,000	37,964,431
Toronto-Dominion Bank,
4.456%, 06/08/2032 (1)		19,000,000	18,503,143
Trinity Acquisition PLC:
4.400%, 03/15/2026 (Callable 12/15/2025)		27,305,000	26,794,237
6.125%, 08/15/2043		22,561,000	21,647,817
Truist Financial Corp.,
5.122%, 01/26/2034 (SOFR + 1.852%)(Callable 01/26/2033) (3)		12,000,000	11,702,332
UBS Group AG:
5.711%, 01/12/2027 (1 Year CMT Rate + 1.550%)(Callable 01/12/2026) (1)(2)(3)		24,525,000	24,301,371
1.364%, 01/30/2027 (1 Year CMT Rate + 1.080%)(Callable 01/30/2026) (1)(2)(3)		10,950,000	9,615,267
1.494%, 08/10/2027 (1 Year CMT Rate + 0.850%)(Callable 08/10/2026) (1)(2)(3)		9,000,000	7,749,501
2.095%, 02/11/2032 (1 Year CMT Rate + 1.000%)(Callable 02/11/2031) (1)(2)(3)		43,570,000	33,824,144
UBS Group Funding Switzerland AG,
4.253%, 03/23/2028 (Callable 03/23/2027) (1)(2)		17,150,000	15,923,043
UnitedHealth Group, Inc.:
2.750%, 05/15/2040 (Callable 11/15/2039)		7,000,000	5,294,021
4.750%, 05/15/2052 (Callable 11/15/2051)		8,275,000	8,055,163
Wells Fargo & Co.:
2.406%, 10/30/2025 (3 Month LIBOR USD + 0.825%)(Callable 10/30/2024) (3)		19,000,000	18,054,996
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%)(Callable 02/11/2025) (3)		15,000,000	14,109,882
3.000%, 04/22/2026		3,000,000	2,833,752
3.908%, 04/25/2026 (SOFR + 1.320%)(Callable 04/25/2025) (3)		5,000,000	4,853,076
2.393%, 06/02/2028 (SOFR + 2.100%)(Callable 06/02/2027) (3)		64,086,000	57,706,809
4.808%, 07/25/2028 (SOFR + 1.980%)(Callable 07/25/2027) (3)		13,000,000	12,837,025
3.350%, 03/02/2033 (SOFR + 1.500%)(Callable 03/02/2032) (3)		5,000,000	4,333,752
3.068%, 04/30/2041 (SOFR + 2.530%)(Callable 04/30/2040) (3)		25,000,000	18,631,237
3.900%, 05/01/2045		5,000,000	4,025,998
5.013%, 04/04/2051 (SOFR + 4.502%)(Callable 04/04/2050) (3)		7,000,000	6,583,546
Wells Fargo Bank NA,
5.850%, 02/01/2037		10,000,000	10,435,577
Western & Southern Financial Group, Inc.,
5.750%, 07/15/2033 (2)		8,300,000	8,397,891
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%)(Callable 02/04/2025) (1)(3)		11,425,000	10,713,857
4.322%, 11/23/2031 (5 Year Mid Swap Rate USD + 2.236%)(Callable 11/23/2026) (1)(3)		8,350,000	7,918,311
5.405%, 08/10/2033 (1 Year CMT Rate + 2.680%)(Callable 08/10/2032) (1)(3)		5,000,000	4,778,351
4.110%, 07/24/2034 (5 Year CMT Rate + 2.000%)(Callable 07/24/2029) (1)(3)		10,000,000	8,953,305
2.668%, 11/15/2035 (5 Year CMT Rate + 1.750%)(Callable 11/15/2030) (1)(3)		13,600,000	10,592,857
4.421%, 07/24/2039 (1)		10,000,000	8,378,013
Willis North America, Inc.:
3.600%, 05/15/2024 (Callable 03/15/2024)		9,000,000	8,866,465
4.650%, 06/15/2027 (Callable 05/15/2027)		8,525,000	8,388,510
2.950%, 09/15/2029 (Callable 06/15/2029)		7,500,000	6,606,269
5.050%, 09/15/2048 (Callable 03/15/2048)		10,200,000	8,872,620
Total Financials (Cost $6,652,964,167)			6,075,491,084	16.2%
Total Corporate Bonds (Cost $15,738,283,901)			14,231,756,358	37.9%

Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026		4,465,000	4,579,659
California Community Choice Financing Authority,
5.950%, 08/01/2029		3,155,000	3,163,954
California Housing Finance Agency,
2.794%, 08/01/2036 (Callable 08/01/2025)		2,325,000	2,244,693
California Qualified School Bond Joint Powers Authority,
7.155%, 03/01/2027		4,485,000	4,748,344
County of Cuyahoga OH,
9.125%, 10/01/2023 (Insured by AGC)		300,000	301,322
County of Riverside CA,
2.617%, 02/15/2024		20,000,000	19,590,502
Dallas/Fort Worth International Airport:
2.246%, 11/01/2031 (Callable 11/01/2030)		2,500,000	2,086,391
2.416%, 11/01/2032 (Callable 11/01/2030)		5,000,000	4,145,531
2.516%, 11/01/2033 (Callable 11/01/2030)		1,220,000	1,001,610
Eaton Community City School District,
5.390%, 08/25/2027 (Callable 05/01/2023)(Insured by SD CRED PROG)		2,305,000	2,306,537
Kentucky Housing Corp.,
3.500%, 01/01/2040 (Callable 07/01/2025)		1,595,000	1,546,363
Kentucky Public Energy Authority,
4.548%, 12/01/2049 (1 Month LIBOR USD + 1.300%)(Callable 03/01/2025)(Mandatory Tender Date 06/01/2025) (3)		28,000,000	28,131,524
Louisiana Housing Corp.,
2.100%, 12/01/2038 (Callable 09/01/2024)(Insured by GNMA)		1,030,677	926,388
Maine State Housing Authority,
2.600%, 11/15/2046 (Callable 11/15/2030)		10,000,000	7,116,191
Maryland Community Development Administration Housing Revenue,
3.160%, 09/01/2041 (Callable 09/01/2025)		3,505,000	3,421,007
Maryland Economic Development Corp.,
3.997%, 04/01/2034 (Callable 01/01/2034)		18,525,000	14,893,389
Massachusetts Educational Financing Authority,
3.850%, 05/25/2033		11,419,266	11,111,783
Minnesota Housing Finance Agency:
2.730%, 08/01/2046 (Callable 07/01/2025)(Insured by GNMA)		2,076,748	1,833,401
3.200%, 06/01/2047 (Callable 07/01/2026)(Insured by GNMA)		4,657,057	4,490,144
3.000%, 10/01/2047 (Callable 01/01/2027)(Insured by GNMA)		5,756,352	5,326,073
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)		45,000,000	39,080,961
3.300%, 04/01/2032 (Callable 01/01/2032)		35,000,000	27,543,155
2.872%, 07/01/2035 (Callable 01/01/2035)		17,645,000	12,557,465
New Hampshire Housing Finance Authority:
3.750%, 07/01/2034 (Callable 07/01/2023)		60,000	59,753
4.000%, 07/01/2036 (Callable 07/01/2025)		1,290,000	1,271,821
New Jersey Higher Education Student Assistance Authority:
3.500%, 12/01/2039 (Callable 12/01/2028)		14,345,000	13,993,466
3.500%, 12/01/2039 (Callable 12/01/2028)		10,615,000	10,354,872
New Jersey Turnpike Authority,
3.223%, 01/01/2035 (Callable 07/01/2025) (2)		90,230,000	81,310,368
New York State Dormitory Authority,
2.219%, 07/01/2035		15,000,000	11,932,605
North Carolina Housing Finance Agency,
2.812%, 07/01/2035 (Callable 01/01/2024)		615,000	599,477
State Public School Building Authority,
2.966%, 04/01/2027 (Insured by BAM)		5,800,000	5,439,266
Texas Private Activity Bond Surface Transportation Corp.,
3.922%, 12/31/2049		8,800,000	7,221,746
Three Rivers Local School District,
5.209%, 09/15/2027 (Callable 05/01/2023)(Insured by SD CRED PROG)		2,365,000	2,366,261
West Contra Costa Unified School District,
6.250%, 08/01/2030		1,785,000	1,965,005
Western Michigan University Homer Stryker MD School of Medicine,
4.750%, 11/15/2028 (Insured by AGM)		12,310,000	12,451,895
Westlake City School District,
5.227%, 12/01/2026 (Callable 05/01/2023)		3,570,000	3,572,617
Westvaco Corp.,
7.670%, 01/15/2027 (2)		8,000,000	8,523,190
Total Municipal Bonds (Cost $407,593,278)			363,208,729	1.0%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1993-58, Class H, 5.500%, 04/25/2023		96	95
Series 1998-66, Class C, 6.000%, 12/25/2028		2,901	2,909
Federal Gold Loan Mortgage Corp. (FGLMC):
6.500%, 06/01/2029		41,285	42,646
2.500%, 08/01/2030		90,998,571	86,042,967
3.000%, 03/01/2032		1,056,385	999,197
3.000%, 08/01/2032		6,834,972	6,447,975
3.000%, 09/01/2032		46,054,993	43,446,916
3.000%, 02/01/2033		28,303,392	27,065,305
3.000%, 04/01/2033		934,912	881,942
5.000%, 08/01/2033		2,120,514	2,167,841
3.000%, 01/01/2034		42,713,534	40,844,417
3.500%, 01/01/2034		6,840,508	6,736,855
2.500%, 07/01/2035		5,714,064	5,330,945
2.000%, 08/01/2035		45,432,960	41,102,428
5.000%, 09/01/2035		4,279,921	4,375,642
5.500%, 01/01/2036		70,676	73,126
5.000%, 03/01/2036		1,707,154	1,745,331
1.500%, 06/01/2036		22,334,858	19,637,674
6.000%, 12/01/2036		65,640	68,646
3.500%, 03/01/2037		2,957,355	2,853,963
4.000%, 03/01/2037		1,647,548	1,610,138
3.500%, 02/01/2038		32,494,068	31,323,441
5.000%, 02/01/2038		988,779	1,010,873
5.500%, 05/01/2038		203,934	211,952
5.500%, 01/01/2039		4,557,744	4,708,517
4.500%, 11/01/2039		1,510,519	1,520,761
4.500%, 11/01/2039		1,237,328	1,245,719
4.500%, 12/01/2039		7,180,451	7,210,494
3.000%, 02/01/2040		10,070,348	9,521,738
5.000%, 03/01/2040		301,911	308,686
4.500%, 08/01/2040		245,152	246,813
2.000%, 09/01/2040		25,265,365	21,842,809
4.500%, 09/01/2040		1,000,567	1,007,348
4.000%, 01/01/2041		9,643,871	9,448,430
4.000%, 01/01/2041		4,924,739	4,824,937
4.500%, 03/01/2041		729,379	734,323
3.500%, 10/01/2041		3,042,243	2,906,584
2.000%, 11/01/2041		78,194,035	67,136,405
2.000%, 12/01/2041		17,514,960	14,956,138
2.000%, 02/01/2042		48,455,458	41,651,884
2.500%, 02/01/2042		11,536,688	10,220,785
4.000%, 03/01/2042		2,861,808	2,803,802
3.500%, 06/01/2042		1,529,273	1,460,578
3.500%, 07/01/2042		3,914,557	3,738,700
3.000%, 08/01/2042		5,781,460	5,338,011
3.000%, 10/01/2042		2,378,509	2,196,054
3.000%, 11/01/2042		21,303,958	19,669,917
3.500%, 12/01/2042		4,640,576	4,432,049
3.000%, 01/01/2043		9,915,236	9,154,596
3.500%, 01/01/2043		8,060,318	7,695,552
3.000%, 02/01/2043		1,328,766	1,226,826
3.000%, 04/01/2043		2,928,219	2,703,568
3.000%, 04/01/2043		7,959,638	7,349,034
3.000%, 04/01/2043		3,396,681	3,136,084
4.000%, 04/01/2043		10,792,335	10,758,435
3.500%, 05/01/2043		5,367,631	5,126,492
3.000%, 06/01/2043		28,935,879	26,715,759
3.000%, 08/01/2043		2,264,001	2,090,290
3.500%, 11/01/2043		3,079,495	2,941,144
3.500%, 01/01/2044		4,349,751	4,153,845
3.500%, 02/01/2044		13,861,957	13,239,121
4.000%, 03/01/2044		1,703,126	1,665,950
3.500%, 05/01/2044		19,450,813	18,570,762
4.000%, 05/01/2044		7,978,920	7,817,166
4.000%, 07/01/2044		1,316,383	1,285,202
3.500%, 10/01/2044		22,238,879	21,101,557
4.000%, 10/01/2044		3,924,624	3,834,946
3.000%, 01/01/2045		7,890,453	7,278,326
3.500%, 01/01/2045		12,678,039	12,107,078
4.500%, 01/01/2045		12,384,879	12,392,268
3.000%, 10/01/2045		15,989,888	14,763,144
4.000%, 10/01/2045		1,954,334	1,908,206
4.000%, 11/01/2045		4,342,759	4,240,792
3.500%, 12/01/2045		3,243,621	3,065,649
3.000%, 01/01/2046		45,248,820	41,457,755
3.000%, 01/01/2046		57,690,137	52,798,074
3.500%, 01/01/2046		13,335,300	12,603,700
4.000%, 02/01/2046		5,694,097	5,497,554
4.000%, 02/01/2046		28,514,265	27,906,744
4.000%, 04/01/2046		4,028,756	3,935,068
3.500%, 05/01/2046		2,447,937	2,333,014
3.500%, 08/01/2046		14,413,452	13,627,130
3.000%, 09/01/2046		49,037,168	44,994,003
3.000%, 10/01/2046		31,836,450	29,223,055
3.000%, 10/01/2046		52,207,767	48,135,366
3.000%, 12/01/2046		27,895,238	25,526,569
4.000%, 01/01/2047		24,694,420	24,256,069
3.000%, 02/01/2047		18,016,841	16,459,375
4.500%, 04/01/2047		12,062,206	12,035,834
3.000%, 05/01/2047		29,160,882	26,783,327
4.500%, 06/01/2047		74,126,867	73,834,153
4.500%, 08/01/2047		19,396,920	19,333,403
4.000%, 09/01/2047		6,607,576	6,433,977
4.000%, 08/01/2048		10,949,854	10,646,412
4.500%, 10/01/2048		8,565,182	8,509,318
3.000%, 02/01/2049		40,926,992	37,645,005
3.000%, 11/01/2049		47,001,229	42,867,343
4.000%, 05/01/2050		79,305,894	77,473,737
2.500%, 11/01/2050		22,949,921	19,986,223
2.500%, 02/01/2051		59,500,714	51,813,862
2.500%, 02/01/2051		43,084,625	37,729,476
2.500%, 02/01/2051		21,249,034	18,573,251
2.000%, 04/01/2051		77,989,560	65,565,678
3.000%, 04/01/2051		33,966,928	30,639,700
2.000%, 05/01/2051		32,212,166	26,960,828
2.500%, 05/01/2051		40,144,947	34,784,828
2.500%, 06/01/2051		17,143,015	14,846,544
2.500%, 07/01/2051		33,652,188	29,250,222
2.500%, 08/01/2051		17,948,118	15,707,219
2.000%, 09/01/2051		114,429,214	94,787,949
3.000%, 09/01/2051		17,342,535	15,781,212
3.000%, 10/01/2051		11,986,460	10,792,004
2.500%, 11/01/2051		9,806,032	8,516,991
2.500%, 11/01/2051		137,649,064	120,367,343
3.000%, 03/01/2052		126,505,804	114,606,041
4.500%, 07/01/2052		36,017,056	35,531,666
5.000%, 07/01/2052		107,990,493	108,026,133
3.000%, 08/01/2052		107,272,924	97,312,042
5.500%, 01/01/2053		110,804,238	112,880,318
6.000%, 01/01/2053		39,215,760	40,536,540
Federal National Mortgage Association (FNMA):
5.000%, 05/01/2028		55,966	56,902
4.500%, 08/01/2029		461,088	460,847
4.500%, 09/01/2029		510,742	510,475
3.500%, 01/01/2032		16,790,723	16,518,719
3.000%, 10/01/2032		874,286	823,879
3.000%, 12/01/2032		1,728,723	1,629,029
6.000%, 03/01/2033		17,675	18,377
3.000%, 09/01/2033		30,163,855	28,844,332
3.500%, 10/01/2033		8,841,754	8,611,117
4.500%, 10/01/2033		6,232,550	6,253,355
5.000%, 10/01/2033		7,155,814	7,307,750
3.000%, 11/01/2033		41,697,443	39,874,343
5.000%, 11/01/2033		19,848	20,269
4.000%, 01/01/2034		2,740,522	2,675,496
3.000%, 02/01/2034		26,016,976	24,878,937
5.500%, 04/01/2034		2,487,869	2,567,406
4.000%, 06/01/2034		3,646,647	3,560,146
4.000%, 09/01/2034		4,064,841	3,968,406
5.500%, 09/01/2034		66,520	68,648
2.500%, 10/01/2034		48,064,368	44,902,870
6.000%, 11/01/2034		18,770	19,516
3.500%, 01/01/2035		22,929,466	22,337,516
5.500%, 02/01/2035		222,281	229,393
3.000%, 06/01/2035		5,330,664	5,009,690
5.000%, 07/01/2035		1,871,731	1,911,482
5.000%, 10/01/2035		883,332	902,111
5.000%, 02/01/2036		1,278,361	1,305,558
1.500%, 03/01/2036		3,024,206	2,658,889
3.000%, 11/01/2036		15,884,633	14,888,287
5.500%, 11/01/2036		84,289	87,507
2.500%, 12/01/2036		8,675,360	7,933,582
2.000%, 01/01/2037		32,849,949	29,668,645
3.500%, 02/01/2037		5,872,979	5,719,989
5.500%, 04/01/2037		558,883	576,740
4.000%, 05/01/2037		14,832,084	14,479,744
4.000%, 02/01/2038		11,294,976	11,026,586
2.500%, 04/01/2038		23,351,539	21,354,655
3.000%, 05/01/2038		12,793,139	11,990,899
4.000%, 05/01/2038		9,307,507	9,235,761
4.000%, 04/01/2039		4,640,758	4,541,999
4.500%, 04/01/2039		11,758,703	11,985,076
4.000%, 06/01/2039		9,166,329	8,949,266
5.000%, 06/01/2039		6,362,225	6,497,242
5.000%, 06/01/2039		4,418,321	4,512,196
4.500%, 11/01/2039		70,061	70,277
3.000%, 08/01/2040		29,101,634	27,202,943
4.000%, 08/01/2040		499,453	488,809
3.500%, 10/01/2040		10,740,753	10,247,426
4.000%, 10/01/2040		12,957,818	12,698,531
1.500%, 11/01/2040		142,794,519	118,937,797
1.500%, 12/01/2040 (8)		44,438,451	37,013,964
3.500%, 12/01/2040		2,985,623	2,849,454
4.000%, 12/01/2040		3,039,548	2,974,762
2.500%, 01/01/2041		25,799,188	23,014,119
3.500%, 02/01/2041		4,900,706	4,676,681
4.500%, 02/01/2041		23,890,826	24,094,133
4.500%, 05/01/2041		2,804,878	2,815,512
4.000%, 06/01/2041		5,406,416	5,291,185
4.500%, 07/01/2041		2,972,029	2,981,219
5.000%, 07/01/2041		4,984,585	5,090,467
3.500%, 09/01/2041		7,172,234	6,842,868
4.000%, 09/01/2041		701,186	686,244
4.000%, 10/01/2041		2,349,900	2,299,812
2.000%, 12/01/2041		131,820,105	112,806,773
4.000%, 12/01/2041		3,000,882	2,936,925
2.000%, 01/01/2042		49,523,673	42,564,075
4.000%, 01/01/2042		3,965,877	3,881,329
4.500%, 01/01/2042		4,594,118	4,620,273
2.000%, 02/01/2042		43,914,787	37,479,818
2.000%, 02/01/2042		14,057,934	12,084,055
2.000%, 02/01/2042		40,796,697	34,818,382
4.000%, 02/01/2042		17,109,745	16,745,103
2.000%, 03/01/2042		96,012,186	82,530,794
2.500%, 03/01/2042		49,737,164	44,005,217
3.000%, 04/01/2042		26,015,671	23,950,129
3.000%, 05/01/2042		2,849,453	2,628,010
3.500%, 07/01/2042		43,639,083	41,633,970
3.500%, 08/01/2042		3,100,908	2,958,436
3.000%, 10/01/2042		10,925,128	10,076,034
3.000%, 03/01/2043		16,094,386	14,843,160
3.000%, 03/01/2043		3,132,624	2,889,110
3.000%, 05/01/2043		16,469,848	15,189,529
3.000%, 05/01/2043		7,552,781	6,965,627
3.500%, 05/01/2043		16,345,981	15,594,742
3.000%, 06/01/2043		3,305,566	3,048,588
3.000%, 07/01/2043		1,366,068	1,259,875
4.000%, 07/01/2043		11,786,950	11,535,736
3.000%, 08/01/2043		2,156,999	1,989,305
3.000%, 09/01/2043		41,680,011	38,439,715
3.500%, 09/01/2043		18,613,188	17,747,950
4.500%, 09/01/2043		4,384,699	4,387,937
3.000%, 10/01/2043		48,944,540	45,054,805
3.500%, 10/01/2043		22,130,132	21,102,530
3.000%, 11/01/2043		11,267,317	10,392,166
4.000%, 11/01/2043		4,125,654	4,036,403
4.000%, 12/01/2044		107,855,673	105,932,999
4.000%, 01/01/2045		2,751,554	2,682,664
4.000%, 02/01/2045		6,877,913	6,731,345
3.500%, 04/01/2045		11,217,465	10,621,895
4.000%, 09/01/2045		1,947,660	1,898,893
4.000%, 10/01/2045		2,591,755	2,526,860
4.500%, 10/01/2045		109,380,228	109,663,598
4.000%, 11/01/2045		9,717,964	9,426,520
3.500%, 12/01/2045		13,161,364	12,426,048
4.500%, 02/01/2046		11,932,140	11,999,917
3.000%, 05/01/2046		6,821,334	6,265,434
3.500%, 05/01/2046		12,418,439	11,794,919
3.000%, 07/01/2046		4,945,173	4,540,302
4.500%, 08/01/2046		8,642,886	8,638,620
3.500%, 09/01/2046		4,617,685	4,361,052
2.500%, 10/01/2046		12,849,303	11,223,903
3.000%, 11/01/2046		9,785,724	9,005,048
3.000%, 11/01/2046		21,022,647	19,389,621
3.500%, 11/01/2046		22,876,569	21,612,751
3.000%, 12/01/2046		14,166,171	12,979,535
4.000%, 02/01/2047		2,401,950	2,341,804
3.500%, 05/01/2047		1,006,954	950,685
3.500%, 08/01/2047		5,189,202	4,896,794
4.000%, 08/01/2047		18,704,631	18,251,543
3.500%, 10/01/2047		4,873,004	4,599,171
4.000%, 10/01/2047		12,615,442	12,283,886
4.000%, 11/01/2047		9,747,790	9,494,803
4.500%, 11/01/2047		4,460,386	4,517,498
3.500%, 12/01/2047		75,266,610	71,106,341
4.000%, 12/01/2047		15,417,200	15,005,637
4.500%, 12/01/2047		2,485,207	2,459,035
3.500%, 01/01/2048		18,177,879	17,146,520
3.500%, 02/01/2048		24,480,652	23,085,993
3.500%, 03/01/2048		21,896,018	20,641,795
4.000%, 04/01/2048		33,780,547	32,865,818
4.000%, 07/01/2048		12,748,634	12,513,482
4.000%, 09/01/2048		3,381,136	3,283,889
4.500%, 09/01/2048		9,942,176	9,888,125
4.500%, 11/01/2048		13,036,786	12,994,095
5.000%, 11/01/2048		17,009,365	17,315,659
4.000%, 01/01/2049		3,283,857	3,196,124
4.500%, 01/01/2049		8,758,302	8,729,622
3.000%, 02/01/2049		12,284,158	11,146,608
4.500%, 02/01/2049		9,247,182	9,169,031
4.000%, 05/01/2049		7,444,988	7,231,030
3.000%, 05/01/2050		39,725,090	36,179,362
2.500%, 07/01/2050		104,368,246	91,230,834
2.500%, 07/01/2050		36,266,039	31,526,785
3.000%, 07/01/2050		55,030,353	50,342,250
2.500%, 10/01/2050		40,730,338	35,470,727
2.000%, 11/01/2050 (8)		216,416,098	179,536,564
2.500%, 11/01/2050		7,043,374	6,179,740
2.500%, 11/01/2050		56,404,409	48,967,688
3.000%, 11/01/2050		67,735,149	61,964,467
3.000%, 11/01/2050		6,325,255	5,746,430
2.500%, 12/01/2050		81,196,328	70,710,658
2.500%, 12/01/2050		54,209,154	46,973,590
2.500%, 01/01/2051		34,890,716	30,498,814
2.500%, 04/01/2051		19,161,484	16,687,095
2.500%, 05/01/2051		81,153,608	71,202,199
2.500%, 05/01/2051		37,381,520	32,657,013
2.500%, 05/01/2051		69,567,021	61,342,399
2.500%, 06/01/2051		26,964,025	23,648,296
2.000%, 07/01/2051		45,377,385	38,035,862
2.500%, 07/01/2051		70,752,341	62,072,714
2.500%, 07/01/2051		23,518,193	20,296,773
2.000%, 08/01/2051		16,534,880	13,836,432
2.000%, 09/01/2051		12,563,774	10,495,841
2.500%, 09/01/2051		126,703,901	109,857,024
2.500%, 10/01/2051		39,170,682	34,025,034
3.000%, 10/01/2051		63,761,963	57,346,052
2.000%, 11/01/2051		59,199,148	49,371,121
2.500%, 11/01/2051		35,307,739	31,030,960
2.500%, 11/01/2051		104,198,896	90,272,436
2.500%, 11/01/2051		30,097,861	26,149,914
3.000%, 11/01/2051		123,294,191	111,532,018
2.000%, 12/01/2051		25,873,719	21,659,411
2.000%, 12/01/2051		35,037,682	29,212,158
2.000%, 12/01/2051		36,599,104	30,554,572
2.000%, 12/01/2051		106,802,683	88,666,709
2.500%, 12/01/2051		48,045,733	41,443,584
2.500%, 12/01/2051		24,050,573	20,883,205
2.500%, 12/01/2051		135,163,058	117,764,630
2.500%, 12/01/2051		107,430,207	93,051,071
2.500%, 01/01/2052		45,675,296	39,745,642
3.000%, 02/01/2052		25,604,164	23,170,648
3.000%, 02/01/2052		31,111,426	28,154,564
3.500%, 02/01/2052		32,504,547	30,353,233
3.000%, 03/01/2052		70,143,203	63,271,234
3.500%, 04/01/2052		89,523,483	83,365,478
3.500%, 05/01/2052		45,950,101	43,495,102
4.500%, 07/01/2052		15,081,155	14,877,901
5.000%, 07/01/2052		118,987,653	118,834,168
5.000%, 07/01/2052		68,023,586	67,926,013
3.000%, 12/01/2054		92,908,407	83,256,983
3.000%, 11/01/2059		50,563,504	45,498,742
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033		17,712	18,586
5.000%, 07/20/2040		649,782	667,421
3.500%, 10/20/2041		3,179,612	3,035,994
3.500%, 01/15/2042		5,435,083	5,281,837
4.000%, 06/20/2042		3,496,838	3,452,689
3.500%, 09/20/2042		1,334,866	1,276,764
3.500%, 01/20/2043		28,078,014	26,847,222
4.000%, 10/20/2043		4,614,126	4,549,038
4.000%, 09/20/2044		17,752,868	17,531,781
4.000%, 01/20/2045		3,902,292	3,843,989
3.500%, 03/20/2045		6,203,883	5,901,798
3.000%, 04/20/2045		7,283,463	6,782,527
3.500%, 04/20/2045		8,809,103	8,394,917
4.000%, 08/20/2045		3,123,072	3,059,297
3.000%, 01/20/2046		23,770,087	21,652,321
4.500%, 01/20/2046		5,305,838	5,363,187
3.500%, 04/20/2046		27,714,502	26,356,974
4.000%, 04/20/2046		3,371,994	3,298,153
3.500%, 05/20/2046		17,468,679	16,626,740
4.000%, 05/20/2046		8,252,238	8,072,490
3.500%, 06/20/2046		28,959,587	27,571,359
3.000%, 11/20/2046		20,871,368	19,353,944
5.000%, 04/20/2047		787,883	803,927
3.000%, 06/20/2047		12,495,114	11,539,791
4.500%, 06/20/2047		11,786,513	11,726,530
4.500%, 07/20/2047		2,804,414	2,807,017
4.500%, 09/20/2047		3,757,649	3,764,462
3.000%, 10/20/2047 (6)		17,956,460	16,564,044
3.000%, 11/20/2047 (6)		78,214,074	72,406,958
4.000%, 01/20/2048		5,232,914	5,107,446
3.500%, 02/20/2048 (6)		78,506,520	74,669,365
3.500%, 05/20/2048		67,945,116	64,555,988
5.000%, 02/20/2049		29,223,982	29,574,828
3.500%, 02/20/2050		65,286,521	62,442,885
2.500%, 06/20/2050		113,053,553	100,015,303
2.500%, 03/20/2051		52,506,703	45,493,047
2.500%, 04/20/2051		67,974,464	59,587,063
2.500%, 06/20/2051		34,766,932	30,475,838
4.000%, 04/20/2052		19,273,305	18,552,731
4.000%, 04/20/2052		27,920,654	26,876,985
6.000%, 01/20/2053		40,499,454	41,276,354
Seasoned Credit Risk Transfer Trust:
Series 2019-4, Class MA, 3.000%, 02/25/2059 (Callable 07/25/2047)		34,044,030	31,940,289
Series 2020-2, Class MT, 2.000%, 11/25/2059 (Callable 06/25/2047)		57,925,709	48,733,461
Series 2020-3, Class MT, 2.000%, 05/25/2060 (Callable 08/25/2046)		38,135,275	32,095,376
Series 2021-3, Class MTU, 2.500%, 03/25/2061 (Callable 01/25/2049)		70,112,620	60,019,305
Series 2022-1, Class MTU, 3.250%, 11/25/2061 (Callable 10/25/2049)		54,992,040	49,471,714
Total U.S. Government Agency Issues (Cost $9,073,848,725)			8,389,283,676	22.3%

Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2006-43CB, Class 2A1, 6.000%, 08/25/2023 (Callable 04/25/2023)		5,174	5,141
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (Callable 04/25/2023) (6)		407,805	219,164
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 04/25/2023) (2)(4)		10,004,740	9,171,775
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (Callable 06/25/2023) (2)		9,372,312	8,583,674
Banc of America Alternative Loan Trust:
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 (Callable 04/25/2023) (6)		35,905	31,991
Series 2006-5, Class CB7, 6.000%, 06/25/2046 (Callable 04/25/2023) (6)		151,198	132,748
Bayview Financial Trust,
Series 2007-B, Class 1A2, 7.331%, 08/28/2037 (Callable 04/28/2023) (7)		857,270	717,252
Bear Stearns ALT-A Trust,
Series 2004-4, Class A1, 5.445%, 06/25/2034 (1 Month LIBOR USD + 0.600%)(Callable 04/25/2023) (3)		38,854	39,254
Bear Stearns Asset Backed Securities I Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034 (Callable 04/25/2023)		107,636	95,486
Chase Mortgage Finance Trust,
Series 2006-A1, Class 2A3, 4.015%, 09/25/2036 (Callable 04/25/2023) (4)(6)		518,851	436,833
CIM Trust:
Series 2022-R2, Class A1, 3.750%, 12/25/2061 (Callable 05/25/2027) (2)(4)		54,547,309	51,104,981
Series 2022-R3, Class A1, 4.500%, 03/25/2062 (Callable 09/25/2027) (2)(4)		64,063,203	61,367,666
Series 2023-R2, Class A1, 5.500%, 08/25/2064 (Callable 03/25/2028) (2)(4)		78,269,146	79,311,926
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 (Callable 04/25/2023) (6)		6,472	4,844
Countrywide Asset-Backed Certificates:
Series 2004-S1, Class A3, 5.115%, 02/25/2035 (Callable 04/25/2023) (7)		58,967	58,160
Series 2005-10, Class AF6, 4.915%, 12/25/2035 (Callable 04/25/2023) (4)		5,918	5,752
Series 2006-10, Class 1AF3, 5.971%, 12/25/2035 (Callable 04/25/2023) (4)		75,995	76,483
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 8A1, 4.237%, 11/25/2033 (Callable 04/25/2023) (4)		2,378,621	2,163,415
CWABS Asset-Backed Certificates Trust,
Series 2005-17, Class 1AF5, 5.564%, 03/25/2036 (Callable 04/25/2023) (4)		54,537	50,569
First Horizon Alternative Mortgage Securities Trust,
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2036 (Callable 04/25/2023) (6)		2,773	2,002
FirstKey Homes Trust:
Series 2022-SFR3, Class A, 4.250%, 07/19/2038 (2)		55,750,000	54,376,883
Series 2021-SFR1, Class A, 1.538%, 08/19/2038 (2)		162,233,642	142,942,132
Series 2021-SFR2, Class A, 1.376%, 09/17/2038 (2)		48,872,228	42,697,452
Series 2022-SFR1, Class A, 4.145%, 05/19/2039 (2)		120,717,309	115,227,628
Home Partners of America Trust,
Series 2021-2, Class A, 1.901%, 12/17/2038 (2)		110,933,001	98,557,083
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028		3	3
Impac CMB Trust,
Series 2004-4, Class 2A2, 5.325%, 09/25/2034 (Callable 04/25/2023) (7)		45,671	47,346
Imperial Fund Mortgage Trust,
Series 2022-NQM3, Class A1, 4.380%, 05/25/2067 (Callable 04/25/2025) (2)(7)		7,095,450	6,797,352
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 4.092%, 03/25/2036 (Callable 05/25/2024) (4)		125,205	115,902
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 3.702%, 07/25/2035 (Callable 04/25/2023) (4)		90,941	89,861
Series 2007-A1, Class 5A2, 3.999%, 07/25/2035 (Callable 09/25/2028) (4)		737,692	702,284
Series 2007-A1, Class 5A5, 3.999%, 07/25/2035 (Callable 09/25/2028) (4)		1,116,985	1,064,371
Series 2006-A7, Class 2A2, 3.886%, 01/25/2037 (Callable 04/25/2023) (4)(6)		50,434	36,445
Series 2006-A7, Class 2A4R, 3.886%, 01/25/2037 (Callable 04/25/2023) (4)(6)		215,478	155,711
Series 2007-A2, Class 2A3, 4.151%, 04/25/2037 (Callable 04/25/2023) (4)		571,514	414,011
Merrill Lynch Mortgage Investors Trust,
Series 2004-F, Class A1A, 5.287%, 12/25/2029 (Callable 04/25/2023) (4)		2,089,992	2,004,680
MetLife, Inc.,
Series 2019-1A, Class A1A, 3.750%, 04/25/2058 (Callable 04/25/2040) (2)(4)		5,609,330	5,435,676
Mill City Mortgage Loan Trust,
Series 2021-NMR1, Class A1, 1.125%, 11/25/2060 (Callable 08/25/2035) (2)(4)		16,582,445	15,355,552
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A1, 4.587%, 09/25/2034 (Callable 03/25/2028) (4)		949,616	913,818
New Residential Mortgage Loan Trust:
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (Callable 08/25/2030) (2)(4)		4,991,832	4,711,598
Series 2017-3A, Class A1, 4.000%, 04/25/2057 (Callable 02/25/2032) (2)(4)		6,997,928	6,683,726
Series 2017-4A, Class A1, 4.000%, 05/25/2057 (Callable 02/25/2032) (2)(4)		10,316,342	9,575,405
Series 2018-1A, Class A1A, 4.000%, 12/25/2057 (Callable 04/25/2034) (2)(4)		5,569,902	5,272,679
Series 2020-1A, Class A1B, 3.500%, 10/25/2059 (Callable 06/25/2038) (2)(4)		10,801,391	9,936,612
Series 2022-NQM2, Class A1, 3.079%, 03/25/2062 (Callable 02/25/2024) (2)(4)		36,156,321	32,942,183
OBX Trust,
Series 2022-NQM2, Class A1, 2.946%, 01/25/2062 (Callable 02/25/2025) (2)(4)		86,472,773	76,825,231
Progress Residential Trust,
Series 2021-SFR8, Class A, 1.510%, 10/19/2038 (2)		73,148,615	64,035,958
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 06/25/2023 (Callable 04/25/2023)		6,149	5,719
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037 (Callable 05/25/2029) (7)		2,482,525	719,329
Starwood Mortgage Residential Trust:
Series 2021-4, Class A1, 1.162%, 08/25/2056 (Callable 09/25/2024) (2)(4)		34,497,237	28,479,505
Series 2022-4, Class A1, 5.192%, 05/25/2067 (Callable 06/25/2025) (2)(7)		57,162,541	56,217,295
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 3A1, 5.135%, 09/25/2034 (Callable 04/25/2023) (4)		813,783	769,396
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.551%, 10/25/2043 (Callable 04/25/2023) (4)		4,040,430	3,800,034
Towd Point Mortgage Trust:
Series 2016-5, Class A1, 2.500%, 10/25/2056 (Callable 02/25/2032) (2)(4)		716,209	702,053
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 01/25/2030) (2)(4)		2,935,008	2,878,527
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 01/25/2029) (2)(4)		14,790,183	14,074,677
Series 2018-1, Class A1, 3.000%, 01/28/2058 (Callable 06/25/2028) (2)(4)		1,420,556	1,376,700
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2029) (2)(4)		10,202,353	9,920,202
Series 2019-1, Class A1, 3.750%, 03/25/2058 (Callable 07/25/2029) (2)(4)		23,564,051	22,354,263
Series 2018-4, Class A1, 3.000%, 06/25/2058 (Callable 11/25/2032) (2)(4)		12,955,499	12,008,811
Series 2019-4, Class A1, 2.900%, 10/25/2059 (Callable 06/25/2033) (2)(4)		69,774,145	65,032,971
Series 2020-2, Class A1A, 1.636%, 04/25/2060 (Callable 05/25/2032) (2)(4)		14,167,489	12,441,956
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 12/25/2030) (2)		72,436,246	64,568,511
Series 2022-2, Class A1, 3.750%, 07/25/2062 (Callable 09/25/2032) (2)(4)		172,932,920	159,433,655
Series 2022-3, Class A1, 3.750%, 08/25/2062 (Callable 07/25/2030) (2)(4)		173,611,343	162,916,225
Series 2023-1, Class A1, 3.750%, 01/25/2063 (Callable 09/25/2030) (2)		69,919,524	66,234,835
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034 (Callable 04/25/2023)		2,538,034	2,517,111
Series 2004-CB3, Class 2A, 6.500%, 10/25/2034 (Callable 04/25/2023)		1,162,798	1,156,241
Series 2004-AR14, Class A1, 4.091%, 01/25/2035 (Callable 04/25/2023) (4)		3,213,844	2,854,060
Total Non-U.S. Government Agency Issues (Cost $1,707,976,733)			1,600,958,774	4.3%
Total Residential Mortgage-Backed Securities (Cost $10,781,825,458)			9,990,242,450	26.6%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust,
Series 2014-M2, Class A2, 3.513%, 12/25/2023 (4)		3,157,428	3,114,114
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K734, Class A2, 3.208%, 02/25/2026		21,500,000	20,840,509
Series K736, Class A2, 2.282%, 07/25/2026		67,700,000	63,689,689
Series K057, Class A2, 2.570%, 07/25/2026		21,420,000	20,314,126
Series K058, Class A2, 2.653%, 08/25/2026		24,865,000	23,574,964
Series K061, Class A2, 3.347%, 11/25/2026 (4)		2,000,000	1,928,478
Series K063, Class A2, 3.430%, 01/25/2027 (4)		79,804,512	77,417,016
Series K064, Class A2, 3.224%, 03/25/2027		60,635,903	58,361,578
Series K065, Class A2, 3.243%, 04/25/2027		34,635,000	33,357,346
Series K066, Class A2, 3.117%, 06/25/2027		13,214,000	12,654,084
Series K067, Class A2, 3.194%, 07/25/2027		68,324,045	65,572,581
Series K068, Class A2, 3.244%, 08/25/2027		105,313,000	101,206,435
Series K069, Class A2, 3.187%, 09/25/2027 (4)		25,488,779	24,435,542
Series K071, Class A2, 3.286%, 11/25/2027		25,529,000	24,543,103
Series K072, Class A2, 3.444%, 12/25/2027		6,050,000	5,855,221
Series K074, Class A2, 3.600%, 01/25/2028		21,722,000	21,154,498
Series K076, Class A2, 3.900%, 04/25/2028		92,070,000	90,845,773
Series K077, Class A2, 3.850%, 05/25/2028 (4)		68,650,000	67,553,666
Series K078, Class A2, 3.854%, 06/25/2028		59,788,633	58,841,659
Series K080, Class A2, 3.926%, 07/25/2028 (4)		14,950,000	14,759,425
Series K082, Class A2, 3.920%, 09/25/2028 (4)		56,545,000	55,776,706
Series K083, Class A2, 4.050%, 09/25/2028 (4)		1,000,000	992,621
Series K-1510, Class A2, 3.718%, 01/25/2031		39,850,000	38,467,014
Series K156, Class A3, 3.700%, 06/25/2033 (4)		11,088,000	10,575,647
Series K-1510, Class A3, 3.794%, 01/25/2034		13,525,000	12,937,763
Series K073, Class A2, 3.350%, 02/25/2051 (Callable 10/25/2028)		1,350,000	1,300,510
Total U.S. Government Agency Issues (Cost $970,246,650)			910,070,068	2.4%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/17/2050 (Callable 04/15/2027)		44,535,000	41,712,599
Series 2017-BNK8, Class A4, 3.488%, 11/17/2050 (Callable 11/15/2027)		67,663,000	62,742,608
Series 2019-BN21, Class A5, 2.851%, 10/18/2052 (Callable 10/15/2029)		39,560,000	34,302,879
Series 2020-BN29, Class A4, 1.997%, 11/18/2053 (Callable 12/15/2030)		66,985,000	52,934,354
Series 2017-BNK9, Class A4, 3.538%, 11/17/2054 (Callable 12/15/2029)		98,103,000	91,184,610
Series 2022-BNK44, Class A5, 5.746%, 11/18/2055 (Callable 11/15/2032) (4)		79,775,000	83,392,070
Series 2017-BNK5, Class A5, 3.390%, 06/17/2060 (Callable 07/15/2027)		22,501,000	20,884,103
Series 2017-BNK7, Class A4, 3.175%, 09/17/2060 (Callable 09/15/2027)		21,500,000	19,789,299
Series 2017-BNK7, Class A5, 3.435%, 09/17/2060 (Callable 09/15/2027)		350,000	324,705
Series 2018-BN10, Class A5, 3.688%, 02/17/2061 (Callable 02/15/2028)		11,050,000	10,327,556
Series 2018-BN12, Class A4, 4.255%, 05/17/2061 (Callable 05/15/2028) (4)		15,302,008	14,619,136
Series 2018-BN13, Class A5, 4.217%, 08/17/2061 (Callable 08/15/2028) (4)		8,565,000	8,173,329
BBCMS Mortgage Trust,
Series 2022-C15, Class ASB, 3.684%, 04/16/2055 (Callable 04/15/2032) (4)		7,104,000	6,558,522
Benchmark Mortgage Trust:
Series 2018-B6, Class A4, 4.261%, 10/10/2051 (Callable 10/10/2028)		17,420,000	16,525,654
Series 2018-B8, Class A5, 4.232%, 01/18/2052 (Callable 12/15/2028)		24,235,000	22,902,761
Series 2020-B19, Class A5, 1.850%, 09/17/2053 (Callable 10/15/2030)		43,291,000	34,474,346
Series 2020-B20, Class A5, 2.034%, 10/20/2053 (Callable 10/15/2030)		31,916,000	25,502,978
Series 2020-B21, Class A5, 1.978%, 12/17/2053 (Callable 12/15/2030)		32,760,000	26,103,358
Series 2021-B24, Class A5, 2.584%, 03/17/2054 (Callable 03/15/2031)		26,400,000	21,733,802
Series 2021-B31, Class A5, 2.669%, 12/17/2054 (Callable 12/15/2031)		74,100,000	61,029,975
Series 2019-B14, Class A5, 3.049%, 12/15/2062 (Callable 11/15/2029)		28,769,000	25,124,290
CD Mortgage Trust:
Series 2016-CD1, Class A4, 2.724%, 08/12/2049 (Callable 08/10/2026)		48,986,454	44,834,284
Series 2017-CD3, Class A4, 3.631%, 02/11/2050 (Callable 02/10/2027)		7,200,000	6,720,497
Series 2018-CD7, Class A4, 4.279%, 08/17/2051 (Callable 08/15/2028)		7,400,000	7,031,021
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A4, 3.283%, 05/10/2058 (Callable 05/10/2026)		29,732,980	27,937,078
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class A3, 3.753%, 03/12/2047 (Callable 03/10/2024)		5,557,807	5,470,700
Series 2014-GC25, Class A4, 3.635%, 10/10/2047 (Callable 10/10/2024)		16,838,590	16,259,942
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 01/10/2025)		59,202,541	56,712,417
Series 2015-GC29, Class A4, 3.192%, 04/10/2048 (Callable 04/10/2025)		17,480,000	16,673,812
Series 2015-GC35, Class A4, 3.818%, 11/13/2048 (Callable 11/10/2025)		68,175,000	65,168,919
Series 2017-P7, Class A4, 3.712%, 04/15/2050 (Callable 04/14/2027)		12,275,000	11,509,288
Series 2017-P8, Class A4, 3.465%, 09/16/2050 (Callable 09/15/2027)		22,000,000	20,405,680
Series 2019-C7, Class A4, 3.102%, 12/16/2072 (Callable 12/15/2029)		22,880,000	20,035,201
COMM Mortgage Trust:
Series 2014-CR15, Class ASB, 3.595%, 02/12/2047 (Callable 02/10/2024)		2,636,643	2,613,717
Series 2014-CR19, Class A5, 3.796%, 08/12/2047 (Callable 08/10/2024)		15,789,828	15,298,452
Series 2014-UBS5, Class A4, 3.838%, 09/12/2047 (Callable 09/10/2024)		17,596,000	17,027,977
Series 2013-CR11, Class A3, 3.983%, 08/12/2050 (Callable 10/10/2023)		8,933,008	8,853,223
CSAIL Commercial Mortgage Trust:
Series 2018-CX11, Class A5, 4.033%, 04/17/2051 (Callable 04/15/2028) (4)		10,000,000	9,438,078
Series 2018-CX12, Class A4, 4.224%, 08/17/2051 (Callable 08/15/2028) (4)		12,653,000	12,009,642
Series 2019-C16, Class A3, 3.329%, 06/17/2052 (Callable 06/15/2029)		25,365,000	22,756,164
DBGS Mortgage Trust,
Series 2018-C1, Class A4, 4.466%, 10/17/2051 (Callable 10/15/2028)		19,875,000	18,918,472
DBJPM Mortgage Trust:
Series 2016-C3, Class ASB, 2.756%, 08/12/2049 (Callable 08/10/2026)		7,145,608	6,840,482
Series 2017-C6, Class A5, 3.328%, 06/10/2050 (Callable 06/10/2027)		20,800,000	19,179,225
Series 2020-C9, Class A5, 1.926%, 08/15/2053 (Callable 09/15/2030)		22,555,000	18,156,802
GS Mortgage Securities Trust:
Series 2013-GC14, Class A5, 4.243%, 08/10/2046 (Callable 06/10/2025)		25,500,000	25,344,833
Series 2015-GS1, Class A3, 3.734%, 11/10/2048 (Callable 11/10/2025)		30,493,248	29,010,956
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C12, Class A5, 3.664%, 07/17/2045 (Callable 06/15/2023)		4,044,189	4,024,801
Series 2013-C15, Class A4, 4.096%, 11/17/2045 (Callable 10/15/2023)		823,842	818,432
Series 2013-LC11, Class A5, 2.960%, 04/15/2046 (Callable 05/15/2023)		5,274,573	5,249,312
Series 2013-C17, Class A3, 3.928%, 01/17/2047 (Callable 01/15/2024)		2,092,524	2,071,224
Series 2013-C17, Class A4, 4.199%, 01/17/2047 (Callable 01/15/2024)		17,276,000	17,011,266
Series 2014-C24, Class ASB, 3.368%, 11/18/2047 (Callable 10/15/2025)		2,990,808	2,924,974
Series 2014-C25, Class ASB, 3.407%, 11/18/2047 (Callable 11/15/2024)		2,938,728	2,867,516
Series 2015-C30, Class A5, 3.822%, 07/15/2048 (Callable 07/15/2025)		22,658,000	21,658,456
Series 2015-C28, Class A4, 3.227%, 10/19/2048 (Callable 04/15/2025)		16,688,500	15,879,925
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP7, Class A5, 3.454%, 09/16/2050 (Callable 08/15/2027)		9,000,000	8,322,650
Series 2017-C7, Class A5, 3.409%, 10/17/2050 (Callable 11/15/2027)		6,035,000	5,593,787
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C2, Class A4, 3.144%, 06/15/2049 (Callable 05/15/2026)		19,890,000	18,598,864
Series 2017-C5, Class A5, 3.694%, 03/17/2050 (Callable 04/15/2027)		24,380,000	22,894,712
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C10, Class A3, 3.952%, 07/17/2046 (Callable 06/15/2028) (4)		631,259	628,682
Series 2013-C12, Class A3, 3.973%, 10/17/2046 (Callable 10/15/2023)		1,141,306	1,134,667
Series 2014-C16, Class A5, 3.892%, 06/17/2047 (Callable 06/15/2026)		25,000,000	24,369,995
Series 2016-C29, Class ASB, 3.140%, 05/17/2049 (Callable 05/15/2026)		7,379,535	7,081,794
Series 2016-C30, Class A5, 2.860%, 09/17/2049 (Callable 10/15/2026)		18,082,000	16,605,419
Series 2017-C34, Class A4, 3.536%, 11/18/2052 (Callable 10/15/2027)		41,287,079	38,216,472
Morgan Stanley Capital I Trust:
Series 2015-UBS8, Class A4, 3.809%, 12/17/2048 (Callable 12/15/2025)		17,716,000	16,906,653
Series 2018-H3, Class A5, 4.177%, 07/15/2051 (Callable 07/15/2028)		22,101,510	20,877,082
Series 2018-H4, Class A3, 4.043%, 12/15/2051 (Callable 01/15/2029)		10,000,000	9,477,710
Series 2018-H4, Class A4, 4.310%, 12/15/2051 (Callable 01/15/2029)		4,750,000	4,534,255
UBS Commercial Mortgage Trust:
Series 2019-C17, Class A4, 2.921%, 10/18/2052 (Callable 10/15/2029)		67,494,355	58,634,351
Series 2019-C18, Class A4, 3.035%, 12/17/2052 (Callable 12/15/2029)		5,475,000	4,772,771
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048 (Callable 03/15/2025)		6,739,057	6,559,735
Series 2016-C35, Class A4, 2.931%, 07/17/2048 (Callable 07/15/2026)		23,170,000	21,375,516
Series 2015-SG1, Class ASB, 3.556%, 09/17/2048 (Callable 08/15/2025)		8,867,164	8,647,321
Series 2015-SG1, Class A4, 3.789%, 09/17/2048 (Callable 08/15/2025)		19,376,623	18,581,000
Series 2015-P2, Class A3, 3.541%, 12/15/2048 (Callable 12/15/2025)		32,066,930	30,497,818
Series 2017-C42, Class A4, 3.589%, 12/16/2050 (Callable 12/15/2027)		7,315,000	6,744,197
Series 2018-C44, Class A5, 4.212%, 05/17/2051 (Callable 05/15/2028)		20,470,000	19,408,418
Series 2019-C50, Class ASB, 3.635%, 05/17/2052 (Callable 05/15/2029)		20,000,000	18,920,264
Series 2019-C51, Class A4, 3.311%, 06/17/2052 (Callable 06/15/2029)		22,581,000	20,146,662
Series 2019-C52, Class A5, 2.892%, 08/16/2052 (Callable 08/15/2029)		10,000,000	8,740,001
Series 2019-C54, Class A4, 3.146%, 12/17/2052 (Callable 11/15/2029)		30,610,609	26,841,209
Series 2022-C62, Class A4, 4.000%, 04/16/2055 (Callable 04/15/2032) (4)		42,914,000	39,161,111
Series 2017-RC1, Class A4, 3.631%, 01/15/2060 (Callable 03/15/2027)		14,225,000	13,348,697
WFRBS Commercial Mortgage Trust:
Series 2013-C18, Class A4, 3.896%, 12/17/2046 (Callable 01/15/2024)		5,522,591	5,428,133
Series 2014-C21, Class A5, 3.678%, 08/16/2047 (Callable 08/15/2024)		34,719,000	33,528,694
Series 2014-C24, Class A4, 3.343%, 11/18/2047 (Callable 11/15/2024)		36,730,000	35,289,975
Series 2014-C23, Class ASB, 3.636%, 10/17/2057 (Callable 09/15/2025)		2,029,188	1,988,689
Total Non-U.S. Government Agency Issues (Cost $2,042,194,980)			1,830,913,006	4.9%
Total Commercial Mortgage-Backed Securities (Cost $3,012,441,630)			2,740,983,074	7.3%

Asset Backed Securities
Capital One Multi-Asset Execution Trust,
Series 2022-A2, Class A, 3.490%, 05/15/2027		34,743,000	33,926,043
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2, 0.560%, 12/11/2034 (2)		17,119,922	16,626,134
Ford Credit Auto Owner Trust:
Series 2018-1, Class A, 3.190%, 07/15/2031 (Callable 01/15/2025) (2)		51,650,000	50,104,658
Series 2020-1, Class A, 2.040%, 08/15/2031 (Callable 02/15/2025) (2)		15,086,000	14,317,549
Series 2020-2, Class A, 1.060%, 04/15/2033 (Callable 10/15/2025) (2)		18,600,000	16,943,631
Series 2023-1, Class A, 4.850%, 08/15/2035 (Callable 02/15/2028) (2)		91,550,000	91,765,445
Ford Credit Floorplan Master Owner Trust,
Series 2020-2, Class A, 1.060%, 09/15/2027		11,938,000	10,896,898
GM Financial Revolving Receivables Trust,
Series 2022-1, Class A, 5.910%, 10/11/2035 (Callable 11/11/2027) (2)		64,950,000	68,105,602
Navient Private Education Refi Loan Trust:
Series 2021-GA, Class A, 1.580%, 04/15/2070 (Callable 03/15/2029) (2)		16,340,709	14,275,649
Series 2022-A, Class A, 2.230%, 07/15/2070 (Callable 05/15/2029) (2)		19,736,680	17,723,268
Series 2022-BA, Class A, 4.160%, 10/15/2070 (Callable 08/15/2029) (2)		46,166,607	44,303,179
Nelnet Student Loan Trust,
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)		36,391,320	32,933,045
PFS Financing Corp.,
Series 2023-A, Class A, 5.800%, 03/15/2028 (2)		86,425,000	87,847,892
SBA Tower Trust,
1.840%, 10/15/2051 (Callable 04/15/2026) (2)		94,050,000	82,009,869
Towd Point Asset Trust,
Series 2021-SL1, Class A1, 1.050%, 11/20/2061 (2)		12,416,301	11,279,836
Towd Point Mortgage Trust:
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (Callable 04/25/2023) (2)(4)		26,567,421	24,782,298
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 04/25/2023) (2)(4)		16,935,408	15,813,996
Toyota Auto Loan Extended Note Trust:
Series 2019-1A, Class A, 2.560%, 11/25/2031 (Callable 05/25/2024) (2)		41,204,950	39,999,820
Series 2020-1A, Class A, 1.350%, 05/25/2033 (Callable 05/25/2025) (2)		104,383,000	96,940,722
Series 2022-1A, Class A, 3.820%, 04/25/2035 (Callable 04/25/2027) (2)		25,275,000	24,493,098
Total Asset Backed Securities (Cost $822,724,831)			795,088,632	2.1%
Total Long-Term Investments (Cost $40,717,197,780)			37,117,336,097	98.8%

SHORT-TERM INVESTMENT		Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 4.67% (5)		701,177,892	701,177,892
Total Short-Term Investment (Cost $701,177,892)			701,177,892	1.9%
Total Investments (Cost $41,418,375,672)			37,818,513,989	100.7%
Liabilities in Excess of Other Assets			(267,399,034)	(0.7)%
TOTAL NET ASSETS			$37,551,114,955	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Co.
GNMA	Government National Mortgage Association
SD CRED PROG	State Credit Enhancement Program

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index

(1)	Foreign security.
(2)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2023, the value of these securities totaled $6,975,582,074, which represented 18.58% of total net assets.

(3)			Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of March 31, 2023.
(4)			Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2023.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2023.
(8)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Aggregate Bond Fund
Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$8,918,509,623	$–	$8,918,509,623
Other Government Related Securities	–	77,547,231	–	77,547,231
Corporate Bonds	–	14,231,756,358	–	14,231,756,358
Municipal Bonds	–	363,208,729	–	363,208,729
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	8,389,283,676	–	8,389,283,676
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,600,958,774	–	1,600,958,774
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	910,070,068	–	910,070,068
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	1,830,913,006	–	1,830,913,006
Asset Backed Securities	–	795,088,632	–	795,088,632
Total Long-Term Investments	–	37,117,336,097	–	37,117,336,097
Short-Term Investment
Money Market Mutual Fund	701,177,892	–	–	701,177,892
Total Short-Term Investment	701,177,892	–	–	701,177,892
Total Investments	$701,177,892	$37,117,336,097	$–	$37,818,513,989

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.